CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.96%
FGLMC Single Family - 7.13%
Pool QB5903, 2.00%, 11/01/2050	$1,836,908	$1,850,893
Pool QB, 2.00%, 12/01/2050	1,836,179	1,848,939
Pool QB7302, 2.00%, 01/01/2051	2,805,183	2,826,540
Pool QB8043, 2.00%, 01/01/2051	2,605,440	2,628,425
Pool QB8769, 2.00%, 02/01/2051	4,243,422	4,272,975
Pool QB9466, 2.00%, 03/01/2051	7,345,902	7,397,062
Pool RA2477, 2.50%, 04/01/2050	1,259,271	1,302,339
Pool RA2531, 2.50%, 05/01/2050	2,781,290	2,903,731
Pool RA2532, 2.50%, 05/01/2050	1,218,332	1,268,130
Pool RA2612, 2.50%, 05/01/2050	7,005,768	7,245,492
Pool QB0264, 2.50%, 06/01/2050	1,074,148	1,110,781
Pool QB0768, 2.50%, 07/01/2050	481,539	497,961
Pool QB0769, 2.50%, 07/01/2050	2,457,896	2,541,721
Pool QB2045, 2.50%, 08/01/2050	4,099,690	4,239,508
Pool QB2675, 2.50%, 08/01/2050	2,056,609	2,128,139
Pool QB2739, 2.50%, 08/01/2050	2,150,110	2,223,438
Pool QB5904, 2.50%, 11/01/2050	2,671,292	2,764,327
Pool QB7304, 2.50%, 01/01/2051	1,184,396	1,227,667
Pool Q16506, 3.00%, 02/01/2043	32,803	34,496
Pool Q40627, 3.00%, 05/01/2046	3,396,195	3,601,712
Pool Q41877, 3.00%, 07/01/2046	1,525,934	1,618,364
Pool Q43158, 3.00%, 09/01/2046	1,019,417	1,078,145
Pool Q44344, 3.00%, 11/01/2046	449,947	476,238
Pool Q44395, 3.00%, 11/01/2046	1,783,481	1,887,388
Pool Q45623, 3.00%, 01/01/2047	3,586,828	3,811,851
Pool QA2173, 3.00%, 08/01/2049	803,352	843,318
Pool RA1190, 3.00%, 08/01/2049	814,851	856,732
Pool QA3109, 3.00%, 09/01/2049	2,040,510	2,140,788
Pool QA3562, 3.00%, 10/01/2049	2,352,457	2,473,947
Pool QA4231, 3.00%, 11/01/2049	2,371,528	2,487,265
Pool QA4780, 3.00%, 11/01/2049	1,672,318	1,751,078
Pool RA1773, 3.00%, 11/01/2049	1,209,421	1,267,733
Pool QA5579, 3.00%, 12/01/2049	2,630,531	2,771,116
Pool QA5900, 3.00%, 12/02/2049	1,484,220	1,556,465
Pool QA5721, 3.00%, 01/01/2050	1,744,142	1,844,197
Pool QA6535, 3.00%, 01/01/2050	1,741,356	1,830,255
Pool RA2089, 3.00%, 01/01/2050	525,177	549,292
Pool QA6834, 3.00%, 02/01/2050	1,649,384	1,732,653
Pool QA7417, 3.00%, 02/01/2050	2,166,524	2,275,503
Pool QA7634, 3.00%, 03/01/2050	1,849,679	1,937,673
Pool QA8482, 3.00%, 03/01/2050	2,376,661	2,501,826
Pool QB0265, 3.00%, 06/01/2050	824,557	863,121
Pool QB2046, 3.00%, 08/01/2050	1,870,059	1,973,198
Pool QB2674, 3.00%, 08/01/2050	2,189,389	2,291,911
Pool Q07121, 3.50%, 04/01/2042	28,375	30,071
Pool Q07398, 3.50%, 04/01/2042	50,792	54,072
Pool Q37430, 3.50%, 11/01/2045	112,233	120,827
Pool Q38376, 3.50%, 01/01/2046	759,526	820,928
Pool Q39359, 3.50%, 03/01/2046	1,346,196	1,454,934
Pool Q40641, 3.50%, 05/01/2046	448,539	483,904
Pool Q45628, 3.50%, 01/01/2047	2,783,322	3,006,999
Pool Q47221, 3.50%, 03/01/2047	754,770	807,321
Pool Q48279, 3.50%, 05/01/2047	731,776	790,100
Pool Q49035, 3.50%, 06/01/2047	1,074,421	1,152,286
Pool Q49605, 3.50%, 07/01/2047	547,579	586,078
Pool Q50514, 3.50%, 08/01/2047	164,704	175,312
Pool Q50393, 3.50%, 09/01/2047	1,792,580	1,931,757
Pool Q50943, 3.50%, 09/01/2047	595,056	635,829
Pool Q51685, 3.50%, 10/01/2047	1,856,201	1,978,016
Pool V83539, 3.50%, 10/01/2047	1,702,799	1,820,951
Pool Q52610, 3.50%, 11/01/2047	1,573,068	1,693,517
Pool V83815, 3.50%, 12/01/2047	1,032,817	1,105,085
Pool Q53325, 3.50%, 01/01/2048	1,396,966	1,497,142
Pool Q54012, 3.50%, 01/01/2048	2,157,707	2,335,569
Pool Q54511, 3.50%, 02/01/2048	2,102,180	2,227,174
Pool Q54585, 3.50%, 02/01/2048	3,173,293	3,381,725
Pool Q54876, 3.50%, 03/01/2048	722,104	773,032
Pool Q55002, 3.50%, 03/01/2048	1,661,388	1,770,753
Pool Q62396, 3.50%, 04/01/2049	585,079	619,869
Pool QA2301, 3.50%, 08/01/2049	908,741	971,218
Pool QA3110, 3.50%, 09/01/2049	936,776	998,052

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool QA3982, 3.50%, 10/01/2049	$1,123,798	$1,190,399
Pool QA4885, 3.50%, 11/01/2049	614,869	656,404
Pool QA6536, 3.50%, 01/01/2050	1,521,361	1,633,510
Pool QA7418, 3.50%, 02/01/2050	1,322,825	1,416,574
Pool Q39374, 4.00%, 03/01/2046	50,838	54,727
Pool Q47223, 4.00%, 03/01/2047	689,681	753,110
Pool Q47775, 4.00%, 04/01/2047	910,574	992,343
Pool Q48287, 4.00%, 05/01/2047	1,843,052	2,014,441
Pool Q48819, 4.00%, 06/01/2047	1,912,635	2,077,042
Pool Q49040, 4.00%, 06/01/2047	3,688,691	4,007,223
Pool Q49606, 4.00%, 07/01/2047	2,442,471	2,666,043
Pool Q49898, 4.00%, 08/01/2047	740,385	806,361
Pool Q50396, 4.00%, 08/01/2047	125,564	136,183
Pool Q50397, 4.00%, 08/01/2047	2,402,208	2,614,840
Pool Q50951, 4.00%, 09/01/2047	1,398,457	1,513,786
Pool Q51686, 4.00%, 10/01/2047	1,245,024	1,357,422
Pool V83540, 4.00%, 10/01/2047	944,316	1,026,891
Pool Q53883, 4.00%, 01/01/2048	734,671	795,979
Pool Q54464, 4.00%, 02/01/2048	1,066,380	1,157,856
Pool Q54586, 4.00%, 02/01/2048	3,984,537	4,329,451
Pool Q54877, 4.00%, 02/01/2048	663,783	717,677
Pool Q55004, 4.00%, 03/01/2048	1,678,833	1,827,418
Pool Q55631, 4.00%, 04/01/2048	2,142,002	2,343,076
Pool Q56253, 4.00%, 05/01/2048	2,018,048	2,179,138
Pool Q56469, 4.00%, 06/01/2048	840,143	915,750
Pool Q56900, 4.00%, 06/01/2048	1,502,340	1,646,763
Pool Q57029, 4.00%, 07/01/2048	1,100,102	1,200,086
Pool Q57388, 4.00%, 07/01/2048	888,617	962,436
Pool Q57694, 4.00%, 08/01/2048	975,240	1,046,698
Pool Q58271, 4.00%, 09/01/2048	852,929	932,547
Pool Q58366, 4.00%, 09/01/2048	293,292	317,332
Pool Q58774, 4.00%, 10/01/2048	1,622,208	1,786,043
Pool Q59058, 4.00%, 10/01/2048	785,534	843,348
Pool Q59686, 4.00%, 11/01/2048	851,458	919,539
Pool Q60213, 4.00%, 12/01/2048	1,438,525	1,555,661
Pool Q60598, 4.00%, 01/01/2049	433,220	466,289
Pool Q61151, 4.00%, 01/01/2049	755,389	824,989
Pool Q61387, 4.00%, 02/01/2049	1,174,926	1,284,220
Pool Q61800, 4.00%, 03/01/2049	1,133,545	1,227,750
Pool Q61986, 4.00%, 03/01/2049	1,514,877	1,625,712
Pool Q62397, 4.00%, 04/01/2049	1,204,035	1,292,759
Pool QA4064, 4.00%, 10/01/2049	718,122	780,453
Pool A91363, 4.50%, 03/01/2040	157,103	171,053
Pool A91756, 4.50%, 03/01/2040	187,573	204,635
Pool A92905, 4.50%, 06/01/2040	65,141	70,870
Pool A93467, 4.50%, 08/01/2040	77,654	84,477
Pool Q01597, 4.50%, 05/01/2041	280,280	305,559
Pool Q02377, 4.50%, 07/01/2041	150,066	163,306
Pool Q47624, 4.50%, 04/01/2047	627,899	687,362
Pool Q48294, 4.50%, 05/01/2047	680,270	743,760
Pool Q49044, 4.50%, 07/01/2047	974,533	1,073,886
Pool Q49608, 4.50%, 07/01/2047	280,821	305,793
Pool Q49902, 4.50%, 08/01/2047	261,800	287,873
Pool Q55774, 4.50%, 04/01/2048	916,357	996,466
Pool Q56476, 4.50%, 05/01/2048	1,351,959	1,473,156
Pool Q56906, 4.50%, 06/01/2048	2,644,402	2,933,719
Pool Q57389, 4.50%, 07/01/2048	1,288,976	1,417,671
Pool Q57906, 4.50%, 08/01/2048	1,877,320	2,068,190
Pool Q58775, 4.50%, 09/01/2048	1,892,491	2,079,173
Pool Q59454, 4.50%, 11/01/2048	386,957	422,535
Pool Q60215, 4.50%, 11/01/2048	1,304,158	1,424,073
Pool Q61389, 4.50%, 02/01/2049	109,563	119,109
Pool A91364, 5.00%, 03/01/2040	186,804	206,893
Pool A92906, 5.00%, 07/01/2040	283,267	317,787
Pool A56707, 5.50%, 01/01/2037	62,596	69,744
Pool A58653, 5.50%, 03/01/2037	54,170	60,339
Pool A68746, 5.50%, 10/01/2037	133,214	148,478
Pool A76192, 5.50%, 04/01/2038	272,506	307,422
Pool A76444, 5.50%, 04/01/2038	104,829	116,802
Pool A78742, 5.50%, 06/01/2038	559,779	643,248
Pool G06072, 6.00%, 06/01/2038	295,110	354,643
Pool G06073, 6.50%, 10/01/2037	665,113	792,890
		207,904,035

FHA Project Loans - 0.32%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,827,748	2,803,964

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	$5,449,081	$5,768,170
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	578,396	602,053
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	166,259	166,249
		9,340,436

FHLB DN - 1.37%
Pool 2021, 0.08%, 03/12/2021 (c)	40,000,000	39,999,633

FHMS Multifamily - 4.78%
Pool K-F100, 0.22%, (SOFR30A+0.180%), 01/25/2028	32,052,000	32,052,000
Pool KF97, 0.33%, (SOFR30A+0.250%), 12/25/2030	4,000,000	4,015,164
Pool KJ33, 0.44%, 12/25/2025	7,500,000	7,464,685
Pool KF36, 0.46%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	2,237,795	2,240,784
Pool Q012, 0.58%, 08/25/2025	3,777,224	3,772,743
Pool SB83, 0.63%, 01/25/2026 (d)	3,336,000	3,322,753
Pool SB82, 0.67%, 11/25/2025 (d)	2,704,000	2,692,431
Pool KG03, 0.70%, 04/25/2029 (d)	1,500,000	1,464,900
Pool P003, 0.83%, 02/25/2031	6,673,245	6,397,544
Pool KG04, 0.85%, 06/25/2030	8,987,927	8,676,825
Pool SB82, 0.86%, 12/25/2027 (d)	3,000,000	2,963,138
Pool K123, 0.93%, 06/25/2030	2,910,102	2,851,885
Pool K124, 0.96%, 08/25/2030	2,861,000	2,807,993
Pool Q012, 1.01%, 08/25/2030	4,599,999	4,411,948
Pool WA4405, 1.15%, 05/01/2027	3,696,341	3,778,110
Pool KG03, 1.30%, 06/25/2030 (d)	8,000,000	7,770,969
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,801,679
Pool K109, 1.56%, 04/25/2030	1,500,000	1,494,292
Pool Q014, 1.56%, 01/25/2036	2,812,892	2,689,905
Pool K741, 1.60%, 12/25/2027 (a) (b)	20,000,000	20,512,000
Pool ML08, 1.88%, 07/25/2037 (e)	1,400,000	1,385,342
Pool ML08, 1.90%, 11/25/2037 (e)	1,800,000	1,780,038
Pool SB43, 2.79%,(ICE LIBOR USD 1 Month+2.740%), 10/25/2037	811,262	829,854
Pool WN0034, 1.94%, 04/01/2037	5,250,000	4,960,083
Pool K094, 2.70%, 04/25/2029	3,959,807	4,289,459
Pool SB43, 3.00%,10/25/2027 (d)	654,613	682,227
		139,108,751

FNMA Multifamily - 11.97%
Pool BS1397, 0.00%, 03/18/2031 (a) (b)	7,970,000	7,970,000
Pool BS1398, 0.00%, 03/18/2031 (a) (b)	1,930,000	1,930,000
Pool BS1399, 0.00%, 03/18/2031 (a) (b)	9,120,000	9,120,000
Pool AM8728, 0.45%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,646,296	2,646,693
Pool BS1200, 0.95%, 02/01/2028	3,370,000	3,279,966
Pool BS1201, 0.95%, 02/01/2028	6,860,000	6,655,000
Pool BS1033, 1.02%, 02/01/2028	7,542,000	7,378,392
Pool BS1139, 1.04%, 02/01/2028	2,400,000	2,357,277
Pool BL8108, 1.19%, 09/01/2032	2,972,881	2,831,478
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,649,216
Pool BL7892, 1.24%, 08/01/2030	6,432,988	6,271,124
Pool BL7247, 1.25%, 06/01/2030	3,148,537	3,080,437
Pool BL7686, 1.28%, 08/01/2030	2,967,802	2,903,502
Pool BL7010, 1.30%, 06/01/2030	10,000,000	9,754,607
Pool BL7898, 1.31%, 08/01/2032	8,100,000	7,710,604
Pool BL8103, 1.32%, 12/01/2030	7,199,814	7,046,022
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,774,238
Pool BL8013, 1.36%, 08/01/2035	5,329,345	4,990,786
Pool BL8014, 1.36%, 08/01/2035	4,749,314	4,447,602
Pool BS0025, 1.38%, 12/01/2030	7,972,749	7,839,735
Pool M1S, 1.38%, 12/25/2030 (d)	13,550,000	13,213,738
Pool BS0596, 1.38%, 01/01/2031	200,000	194,456
Pool BL7636, 1.41%, 07/01/2032	3,000,000	2,896,027
Pool BL7257, 1.44%, 06/01/2032	411,693	401,686
Pool BS1017, 1.45%, 02/01/2031	3,120,000	3,056,924
Pool BL9838, 1.48%, 12/01/2030	2,386,000	2,352,299
Pool BL6827, 1.50%, 06/01/2032	6,300,529	6,215,323
Pool BS1482, 1.61%, 03/01/2031 (a) (b)	1,500,000	1,505,570
Pool BS0391, 1.63%, 01/01/2033	4,621,000	4,551,793
Pool BL7351, 1.65%, 07/01/2030	655,000	657,270
Pool BS0179, 1.67%, 01/01/2033	4,775,000	4,729,758
Pool BL7338, 1.81%, 07/01/2032	1,760,000	1,773,230
Pool BL6240, 1.94%, 03/01/2030	750,000	771,528
Pool AN2159, 2.06%, 12/01/2022	1,388,364	1,387,992
Pool BL6159, 2.06%, 03/01/2030	1,825,599	1,898,460
Pool BL5261, 2.18%, 03/01/2030	1,963,482	2,061,489
Pool AM1491, 2.24%, 11/01/2022	1,636,989	1,671,956
Pool AN1684, 2.30%, 06/01/2023	2,581,085	2,666,004
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,549,103
Pool AM1114, 2.34%, 11/01/2022	1,040,032	1,063,561
Pool BL5452, 2.41%, 01/01/2030	3,416,472	3,634,105
Pool BL4589, 2.45%, 10/01/2029	6,481,535	6,915,243
Pool AM2198, 2.48%, 01/01/2023	91,795	94,296
Pool BL4134, 2.52%, 02/01/2034	6,420,000	6,787,255

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool AN3584, 2.53%, 11/01/2028	$1,000,000	$1,072,926
Pool AN1381, 2.56%, 08/01/2026	887,435	950,336
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,463,461
Pool AN1428, 2.69%, 04/01/2026	569,367	612,525
Pool AN0668, 2.75%, 10/01/2021	2,027,599	2,034,855
Pool AN0761, 2.75%, 10/01/2021	2,658,932	2,668,439
Pool AN0777, 2.75%, 11/01/2021	2,095,542	2,107,066
Pool AM9007, 2.78%, 05/01/2025	469,369	503,850
Pool AM8561, 2.82%, 04/01/2025	4,003,275	4,300,524
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,994,524
Pool AN0876, 2.85%, 02/01/2026	1,362,340	1,474,575
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,311,849
Pool 471460, 2.88%, 06/01/2022	837,765	854,461
Pool AM7627, 2.95%, 01/01/2025	3,274,492	3,527,127
Pool AN6823, 2.95%, 09/01/2029	6,964,000	7,613,715
Pool AN5781, 2.96%, 06/01/2029	468,271	490,960
Pool AN8458, 2.97%, 02/01/2025	4,920,038	5,309,592
Pool AN5536, 2.97%, 05/01/2027	3,215,027	3,523,124
Pool BL2741, 2.97%, 06/01/2029	3,417,939	3,749,164
Pool AN6926, 3.00%, 11/01/2032	989,631	1,079,100
Pool BL4558, 3.00%, 11/01/2035	3,693,368	3,999,866
Pool AN0915, 3.01%, 02/01/2026	456,840	497,877
Pool AN7354, 3.03%, 11/01/2027	2,628,304	2,888,175
Pool AN3838, 3.05%, 01/01/2022	470,163	470,117
Pool AN5273, 3.06%, 05/01/2027	396,409	436,460
Pool AN6579, 3.06%, 09/01/2027	1,435,197	1,552,029
Pool AN5758, 3.09%, 06/01/2027	1,480,450	1,602,397
Pool BL2603, 3.10%, 05/01/2029	5,622,998	6,218,391
Pool AN4301, 3.15%, 01/01/2027	491,336	541,209
Pool AN8567, 3.15%, 03/01/2028	7,293,756	8,076,104
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,921,166
Pool AN8521, 3.19%, 03/01/2028	2,464,709	2,583,497
Pool AN9141, 3.20%, 05/01/2025	1,295,018	1,357,097
Pool AN6262, 3.20%, 08/01/2027	506,317	560,790
Pool AN6232, 3.20%, 08/01/2029	4,990,194	5,542,441
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,387,072
Pool AN4133, 3.21%, 01/01/2033	231,651	258,236
Pool AM8227, 3.21%, 03/01/2033	89,791	94,268
Pool AM9393, 3.23%, 07/01/2025	906,204	988,923
Pool AN5792, 3.30%, 04/01/2034	915,853	1,029,303
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,641,632
Pool AM9780, 3.31%, 03/01/2031	374,346	395,428
Pool BL2249, 3.32%, 04/01/2029	800,000	888,824
Pool AM6620, 3.34%, 08/01/2024	532,869	532,595
Pool BL2377, 3.34%, 05/01/2031	2,870,600	3,221,150
Pool AN8814, 3.36%, 04/01/2028	955,305	1,071,565
Pool AN4505, 3.36%, 02/01/2032	965,481	1,053,214
Pool 470414, 3.37%, 01/01/2022	209,099	208,992
Pool AM3973, 3.37%, 07/01/2023	3,182,976	3,232,459
Pool AN4978, 3.39%, 03/01/2033	1,187,225	1,328,917
Pool AN5418, 3.40%, 05/01/2033	750,000	851,870
Pool AM5986, 3.44%, 06/01/2026	585,182	648,877
Pool AN9534, 3.45%, 06/01/2025	2,394,056	2,627,721
Pool BL0478, 3.57%, 10/01/2025	2,024,775	2,146,008
Pool AN4782, 3.69%, 02/01/2037	1,597,493	1,841,112
Pool AN1108, 3.76%, 03/01/2046	274,573	306,784
Pool AN4171, 3.79%, 01/01/2035	796,673	833,344
Pool AN9844, 3.80%, 07/01/2030	789,127	912,898
Pool 469075, 3.82%, 09/01/2021	634,212	635,834
Pool BL1090, 3.82%, 12/01/2025	969,908	1,016,625
Pool AM9376, 3.83%, 07/01/2045	456,520	513,551
Pool 469094, 3.90%, 09/01/2026	117,192	119,332
Pool AN0360, 3.95%, 12/01/2045	100,000	113,174
Pool 468263, 3.98%, 06/01/2021	3,353,023	3,352,415
Pool AN4676, 4.10%, 03/01/2047	1,266,531	1,456,292
Pool AM5197, 4.20%, 01/01/2030	383,495	448,201
Pool 468251, 4.76%, 06/01/2026	552,457	630,480
Pool 466907, 5.13%, 03/01/2026	357,304	406,816
Pool 387215, 5.19%, 01/01/2023	373,490	395,760
Pool 465394, 5.20%, 03/01/2026	480,844	548,679
Pool 463895, 5.25%, 10/01/2025	335,142	381,925
Pool 874487, 5.52%, 05/01/2025	433,685	456,156
Pool 463000, 5.58%, 08/01/2021	1,138,884	1,138,270
Pool 874481, 5.75%, 04/01/2022	3,040,448	3,134,284
Pool 387005, 5.95%, 06/01/2022	295,595	295,577
Pool 873949, 5.95%, 09/01/2024	1,094,851	1,125,320

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool 463839, 5.96%, 11/01/2027	$593,883	$674,337
Pool 873679, 6.10%, 06/01/2024	383,961	393,616
Pool 467914, 6.10%, 04/01/2041	480,518	582,138
Pool 463997, 6.12%, 12/01/2027	897,599	1,030,860
Pool 958614, 6.22%, 04/01/2027	327,071	378,453
Pool 464836, 6.23%, 03/01/2028	1,545,561	1,807,895
Pool 465260, 6.33%, 06/01/2028	1,402,521	1,620,626
Pool 464254, 6.34%, 11/01/2027	2,393,135	2,755,125
Pool 464969, 6.34%, 04/01/2028	2,438,319	2,895,389
Pool 464632, 6.50%, 02/01/2028	440,113	521,156
Pool 465588, 6.55%, 07/01/2028	536,111	639,658
Pool 466756, 6.59%, 12/01/2028	1,639,585	1,892,995
Pool 464573, 6.72%, 02/01/2040	2,138,202	2,499,013
Pool 466595, 6.78%, 11/01/2025	3,408,847	3,957,629
Pool 469854, 8.26%, 12/01/2026	1,533,603	1,939,095
		348,833,402

FNMA Single Family - 22.75%
Pool BQ1545, 2.00%, 09/01/2050	4,479,262	4,510,389
Pool BQ1571, 2.00%, 09/01/2050	6,334,809	6,378,831
Pool BQ1603, 2.00%, 09/01/2050	2,733,234	2,754,043
Pool BQ2362, 2.00%, 09/01/2050	4,861,804	4,895,589
Pool BQ3064, 2.00%, 09/01/2050	4,061,165	4,090,641
Pool CA7182, 2.00%, 09/01/2050	2,016,648	2,031,285
Pool QB3154, 2.00%, 09/01/2050	3,811,675	3,838,164
Pool QB3835, 2.00%, 09/01/2050	4,245,713	4,275,218
Pool QB3978, 2.00%, 09/01/2050	4,454,261	4,486,590
Pool RA3677, 2.00%, 09/01/2050	1,859,876	1,872,608
Pool BP7434, 2.00%, 10/01/2050	1,127,223	1,135,405
Pool BQ3112, 2.00%, 10/01/2050	2,641,482	2,660,655
Pool BQ4812, 2.00%, 10/01/2050	3,957,079	3,984,578
Pool BQ4876, 2.00%, 10/01/2050	2,704,316	2,723,944
Pool CA7287, 2.00%, 10/01/2050	2,684,478	2,702,994
Pool QB4065, 2.00%, 10/01/2050	1,885,718	1,899,405
Pool QB4506, 2.00%, 10/01/2050	4,404,971	4,435,583
Pool BQ5814, 2.00%, 11/01/2050	2,680,693	2,699,322
Pool BQ7638, 2.00%, 11/01/2050	2,637,591	2,655,921
Pool CA7661, 2.00%, 11/01/2050	3,130,450	3,153,170
Pool QB5044, 2.00%, 11/01/2050	3,434,467	3,458,334
Pool CA8322, 2.00%, 12/01/2050	2,289,893	2,306,514
Pool BR0679, 2.00%, 01/01/2051	4,162,919	4,191,849
Pool BR1282, 2.00%, 01/01/2051	2,532,007	2,549,641
Pool BQ4492, 2.00%, 02/01/2051	1,198,547	1,207,265
Pool BR3230, 2.00%, 02/01/2051	4,909,624	4,947,085
Pool CA9082, 2.00%, 02/01/2051	4,133,502	4,163,570
Pool BR4749, 2.00%, 03/01/2051	2,011,710	2,027,060
Pool BR5454, 2.00%, 03/01/2051	8,676,852	8,737,281
Pool 2021, 2.00%, 03/15/2051	3,412,358	3,432,619
Pool BP5424, 2.50%, 05/01/2050	1,491,248	1,542,555
Pool CA5693, 2.50%, 05/01/2050	1,495,321	1,558,304
Pool BP5447, 2.50%, 06/01/2050	1,301,356	1,346,130
Pool BP5470, 2.50%, 06/01/2050	960,525	993,647
Pool BP5498, 2.50%, 06/01/2050	1,644,629	1,700,718
Pool BP8732, 2.50%, 06/01/2050	2,659,844	2,750,557
Pool CA6159, 2.50%, 06/01/2050	2,096,019	2,167,502
Pool QB0406, 2.50%, 06/01/2050	1,073,049	1,109,645
Pool BP8742, 2.50%, 07/01/2050	1,615,160	1,670,244
Pool BP8759, 2.50%, 07/01/2050	2,332,497	2,412,046
Pool BP8789, 2.50%, 07/01/2050	1,613,055	1,671,500
Pool BP8814, 2.50%, 07/01/2050	1,210,475	1,255,281
Pool BP9533, 2.50%, 07/01/2050	2,230,779	2,306,858
Pool BP9534, 2.50%, 07/01/2050	2,392,940	2,476,168
Pool BP9566, 2.50%, 07/01/2050	441,075	456,416
Pool QB0821, 2.50%, 07/01/2050	1,265,891	1,309,064
Pool QB1534, 2.50%, 07/01/2050	1,722,466	1,781,209
Pool QB1536, 2.50%, 07/01/2050	1,106,274	1,144,002
Pool QB1680, 2.50%, 07/01/2050	1,190,744	1,231,354
Pool RA3120, 2.50%, 07/01/2050	3,470,345	3,589,340
Pool BP9596, 2.50%, 08/01/2050	1,033,592	1,074,440
Pool BP9598, 2.50%, 08/01/2050	1,154,888	1,196,731
Pool BQ0192, 2.50%, 08/01/2050	1,968,769	2,040,102
Pool BQ0210, 2.50%, 08/01/2050	2,321,749	2,408,117
Pool BQ0228, 2.50%, 08/01/2050	2,448,276	2,533,430
Pool BQ0248, 2.50%, 08/01/2050	2,094,522	2,167,370
Pool CA6683, 2.50%, 08/01/2050	3,980,884	4,117,390
Pool QB2636, 2.50%, 08/01/2050	2,133,632	2,206,398

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool RA3298, 2.50%, 08/01/2050	$4,714,109	$4,875,755
Pool RA3322, 2.50%, 08/01/2050	1,944,420	2,011,095
Pool RA3381, 2.50%, 08/01/2050	3,815,925	3,946,774
Pool BQ1546, 2.50%, 09/01/2050	3,236,524	3,346,904
Pool BQ1572, 2.50%, 09/01/2050	5,098,370	5,272,247
Pool BQ1604, 2.50%, 09/01/2050	2,998,768	3,101,039
Pool BQ2363, 2.50%, 09/01/2050	1,813,167	1,875,004
Pool BQ3065, 2.50%, 09/01/2050	3,312,807	3,435,730
Pool QB3152, 2.50%, 09/01/2050	3,820,968	3,951,280
Pool QB3834, 2.50%, 09/01/2050	2,525,768	2,613,616
Pool QB3976, 2.50%, 09/01/2050	2,798,701	2,900,101
Pool RA3545, 2.50%, 09/01/2050	1,522,001	1,574,048
Pool BQ3113, 2.50%, 10/01/2050	2,405,966	2,488,468
Pool BQ4813, 2.50%, 10/01/2050	4,131,985	4,273,675
Pool BQ4877, 2.50%, 10/01/2050	2,781,126	2,885,117
Pool CA7296, 2.50%, 10/01/2050	1,082,403	1,119,317
Pool QB4066, 2.50%, 10/01/2050	1,148,297	1,187,851
Pool QB4507, 2.50%, 10/01/2050	4,093,804	4,233,421
Pool BQ5815, 2.50%, 11/01/2050	5,201,775	5,379,179
Pool BQ7638, 2.50%, 11/01/2050	5,141,364	5,320,424
Pool CA7663, 2.50%, 11/01/2050	1,960,987	2,028,232
Pool QB5042, 2.50%, 11/01/2050	6,513,802	6,735,951
Pool BR2612, 2.50%, 02/01/2051	812,378	843,094
Pool BR5455, 2.50%, 03/01/2051	1,563,738	1,622,862
Pool AB6333, 3.00%, 09/01/2042	505,606	539,711
Pool AP7482, 3.00%, 09/01/2042	92,265	99,136
Pool AP9712, 3.00%, 09/01/2042	89,910	96,610
Pool AB7486, 3.00%, 12/01/2042	799,074	852,365
Pool AR5591, 3.00%, 01/01/2043	48,377	51,981
Pool AT1983, 3.00%, 04/01/2043	563,928	605,950
Pool AB9496, 3.00%, 05/01/2043	49,820	53,390
Pool AR6415, 3.00%, 05/01/2043	331,965	356,706
Pool AT0343, 3.00%, 05/01/2043	36,853	39,622
Pool AS7134, 3.00%, 05/01/2046	1,081,752	1,147,305
Pool AS7340, 3.00%, 06/01/2046	2,500,767	2,652,307
Pool BC1141, 3.00%, 06/01/2046	558,689	590,279
Pool AS7521, 3.00%, 07/01/2046	1,400,782	1,485,647
Pool BD0472, 3.00%, 07/01/2046	466,215	492,163
Pool AS7816, 3.00%, 08/01/2046	3,247,096	3,439,372
Pool BC2796, 3.00%, 08/01/2046	1,668,342	1,768,385
Pool AS7899, 3.00%, 09/01/2046	1,751,156	1,854,714
Pool BD6343, 3.00%, 09/01/2046	524,938	554,790
Pool AS8079, 3.00%, 10/01/2046	2,570,019	2,721,560
Pool BC4722, 3.00%, 10/01/2046	555,305	587,598
Pool AS8290, 3.00%, 11/01/2046	1,864,922	1,973,530
Pool AS8463, 3.00%, 12/01/2046	2,744,541	2,908,612
Pool BC9073, 3.00%, 12/01/2046	2,343,214	2,479,956
Pool AS8650, 3.00%, 01/01/2047	6,051,524	6,380,570
Pool BD7042, 3.00%, 03/01/2047	772,978	822,156
Pool BN6614, 3.00%, 05/01/2049	454,800	478,045
Pool BN8885, 3.00%, 05/01/2049	388,531	408,533
Pool BN6722, 3.00%, 06/01/2049	1,175,913	1,233,701
Pool BN8907, 3.00%, 06/01/2049	522,670	551,210
Pool BN8921, 3.00%, 06/01/2049	280,231	294,610
Pool BO1800, 3.00%, 06/01/2049	1,985,756	2,081,901
Pool BO1272, 3.00%, 07/01/2049	1,056,063	1,110,838
Pool BO1283, 3.00%, 07/01/2049	1,061,435	1,112,633
Pool CA3873, 3.00%, 07/01/2049	2,451,566	2,572,043
Pool QA2069, 3.00%, 07/01/2049	942,323	988,913
Pool BN7692, 3.00%, 08/01/2049	1,973,657	2,070,649
Pool BN7703, 3.00%, 08/01/2049	4,648,538	4,866,687
Pool BO1314, 3.00%, 08/01/2049	1,682,859	1,765,557
Pool BO1318, 3.00%, 08/01/2049	1,703,227	1,786,933
Pool BO1324, 3.00%, 08/01/2049	2,053,612	2,169,904
Pool CA3957, 3.00%, 08/01/2049	3,115,994	3,299,066
Pool QA2405, 3.00%, 08/01/2049	1,464,398	1,533,127
Pool BO2209, 3.00%, 09/01/2049	1,300,360	1,362,691
Pool BO2957, 3.00%, 09/01/2049	1,649,503	1,731,560
Pool BO2962, 3.00%, 09/01/2049	2,108,836	2,210,553
Pool BO3017, 3.00%, 09/01/2049	2,842,525	2,982,216
Pool BO3200, 3.00%, 09/01/2049	1,235,443	1,294,657
Pool CA4244, 3.00%, 09/01/2049	1,237,249	1,298,052
Pool BO5402, 3.00%, 10/01/2049	2,482,355	2,622,927
Pool BO5431, 3.00%, 10/01/2049	1,564,463	1,639,924
Pool BO5441, 3.00%, 10/01/2049	1,169,696	1,235,240
Pool CA4331, 3.00%, 10/01/2049	3,869,045	4,058,011

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool BO4660, 3.00%, 11/01/2049	$2,177,252	$2,281,611
Pool BO5348, 3.00%, 11/01/2049	2,745,342	2,880,259
Pool BO5477, 3.00%, 11/01/2049	3,397,476	3,575,263
Pool BO5487, 3.00%, 11/01/2049	2,129,055	2,232,133
Pool CA4531, 3.00%, 11/01/2049	5,890,795	6,180,270
Pool BO5371, 3.00%, 12/01/2049	1,288,311	1,369,229
Pool BO6215, 3.00%, 12/01/2049	712,716	746,769
Pool BO8900, 3.00%, 12/01/2049	1,897,434	1,986,654
Pool BO8936, 3.00%, 01/01/2050	2,025,311	2,142,051
Pool BO8980, 3.00%, 01/01/2050	1,060,324	1,115,719
Pool CA5097, 3.00%, 01/01/2050	1,548,104	1,624,012
Pool BO9005, 3.00%, 02/01/2050	1,296,581	1,360,038
Pool BP1309, 3.00%, 02/01/2050	1,956,429	2,049,440
Pool CA5237, 3.00%, 02/01/2050	3,816,166	3,999,741
Pool BP1374, 3.00%, 03/01/2050	2,790,198	2,925,090
Pool BP1467, 3.00%, 03/01/2050	2,898,663	3,051,952
Pool BP5412, 3.00%, 05/01/2050	585,794	620,286
Pool BP5425, 3.00%, 05/01/2050	527,632	552,899
Pool CA5694, 3.00%, 05/01/2050	4,664,749	4,886,995
Pool BP5448, 3.00%, 06/01/2050	414,726	437,942
Pool BP5471, 3.00%, 06/01/2050	419,673	443,406
Pool BP5499, 3.00%, 06/01/2050	642,409	672,581
Pool BP8733, 3.00%, 06/01/2050	1,008,500	1,055,866
Pool CA6160, 3.00%, 06/01/2050	1,568,782	1,643,131
Pool BP8743, 3.00%, 07/01/2050	595,489	631,555
Pool BP8760, 3.00%, 07/01/2050	417,477	438,655
Pool BP8790, 3.00%, 07/01/2050	1,348,628	1,423,268
Pool BP8815, 3.00%, 07/01/2050	1,003,791	1,064,588
Pool BP9535, 3.00%, 07/01/2050	1,234,126	1,292,090
Pool BP9536, 3.00%, 07/01/2050	1,324,159	1,405,821
Pool BP9567, 3.00%, 07/01/2050	1,062,233	1,126,893
Pool QB0757, 3.00%, 07/01/2050	1,170,674	1,241,740
Pool QB0816, 3.00%, 07/01/2050	608,046	636,604
Pool QB1681, 3.00%, 07/01/2050	932,425	984,164
Pool BP9597, 3.00%, 08/01/2050	729,478	769,781
Pool BQ0193, 3.00%, 08/01/2050	974,269	1,028,283
Pool BQ0211, 3.00%, 08/01/2050	928,113	982,773
Pool BQ0229, 3.00%, 08/01/2050	1,198,276	1,272,368
Pool BQ0249, 3.00%, 08/01/2050	1,115,280	1,177,112
Pool BQ1573, 3.00%, 09/01/2050	2,556,899	2,707,485
Pool QB3153, 3.00%, 09/01/2050	2,435,866	2,562,633
Pool AS0092, 3.50%, 07/01/2043	174,454	189,509
Pool AU1769, 3.50%, 08/01/2043	187,253	203,716
Pool AX4858, 3.50%, 12/01/2044	232,963	252,315
Pool AX7551, 3.50%, 01/01/2045	164,104	177,747
Pool AY4388, 3.50%, 02/01/2045	338,341	367,340
Pool AS4536, 3.50%, 03/01/2045	160,362	172,837
Pool AX9585, 3.50%, 03/01/2045	1,139,061	1,227,123
Pool AY5019, 3.50%, 03/01/2045	111,200	119,221
Pool AS4738, 3.50%, 04/01/2045	451,183	484,633
Pool AY1387, 3.50%, 04/01/2045	202,013	219,212
Pool AS4913, 3.50%, 05/01/2045	703,630	755,623
Pool AY3458, 3.50%, 05/01/2045	354,209	383,152
Pool AY8252, 3.50%, 05/01/2045	104,219	111,381
Pool AY8271, 3.50%, 05/01/2045	104,643	113,151
Pool AS5117, 3.50%, 06/01/2045	714,665	771,357
Pool AZ2274, 3.50%, 06/01/2045	198,563	214,708
Pool AZ2316, 3.50%, 06/01/2045	125,362	133,908
Pool AS5351, 3.50%, 07/01/2045	167,228	180,238
Pool AZ0805, 3.50%, 07/01/2045	567,181	612,381
Pool AZ5686, 3.50%, 07/01/2045	112,372	121,006
Pool AS5579, 3.50%, 08/01/2045	160,389	173,593
Pool AZ5696, 3.50%, 08/01/2045	68,744	72,857
Pool AS5767, 3.50%, 09/01/2045	306,690	329,267
Pool AZ2904, 3.50%, 09/01/2045	201,958	217,506
Pool AZ9193, 3.50%, 09/01/2045	126,763	135,830
Pool AS5917, 3.50%, 10/01/2045	616,747	665,339
Pool AZ4755, 3.50%, 10/01/2045	131,414	142,117
Pool AS6127, 3.50%, 11/01/2045	481,264	518,961
Pool AS6309, 3.50%, 12/01/2045	330,098	356,799
Pool BC0066, 3.50%, 12/01/2045	249,630	269,877
Pool AS6467, 3.50%, 01/01/2046	1,435,531	1,551,526
Pool AS6616, 3.50%, 02/01/2046	860,791	926,084
Pool BC0223, 3.50%, 02/01/2046	1,043,143	1,127,141
Pool BC0226, 3.50%, 02/01/2046	176,091	189,931
Pool AS6785, 3.50%, 03/01/2046	1,772,962	1,915,329

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool AS6956, 3.50%, 04/01/2046	$1,819,059	$1,965,398
Pool BC0801, 3.50%, 04/01/2046	693,783	749,789
Pool AS7135, 3.50%, 05/01/2046	201,388	215,138
Pool BC6041, 3.50%, 05/01/2046	569,293	609,131
Pool BD0456, 3.50%, 06/01/2046	159,010	171,543
Pool BC9068, 3.50%, 12/01/2046	511,152	550,825
Pool AS8635, 3.50%, 01/01/2047	2,955,399	3,159,395
Pool AS8808, 3.50%, 02/01/2047	2,092,753	2,249,032
Pool AS8918, 3.50%, 03/01/2047	3,617,943	3,859,498
Pool BD7046, 3.50%, 03/01/2047	3,981,903	4,248,407
Pool BE7198, 3.50%, 03/01/2047	332,292	354,272
Pool AS9380, 3.50%, 04/01/2047	1,465,987	1,568,860
Pool BH1139, 3.50%, 04/01/2047	182,036	194,652
Pool BH1158, 3.50%, 04/01/2047	418,313	446,583
Pool AS9548, 3.50%, 05/01/2047	2,862,239	3,056,694
Pool BD2416, 3.50%, 05/01/2047	1,361,747	1,450,800
Pool AS9814, 3.50%, 06/01/2047	1,603,870	1,708,612
Pool BE3687, 3.50%, 06/01/2047	845,763	909,576
Pool BH5307, 3.50%, 06/01/2047	371,567	394,832
Pool AS9943, 3.50%, 07/01/2047	2,590,824	2,761,769
Pool BH5329, 3.50%, 07/01/2047	326,622	351,657
Pool BH2607, 3.50%, 08/01/2047	985,668	1,060,653
Pool CA0116, 3.50%, 08/01/2047	2,237,114	2,383,219
Pool BH2671, 3.50%, 09/01/2047	1,152,075	1,226,960
Pool BH5391, 3.50%, 09/01/2047	725,201	781,302
Pool CA0408, 3.50%, 09/01/2047	576,834	613,283
Pool BH4063, 3.50%, 10/01/2047	976,187	1,044,215
Pool BH9370, 3.50%, 10/01/2047	702,124	760,442
Pool CA0566, 3.50%, 10/01/2047	793,983	844,365
Pool BH5746, 3.50%, 11/01/2047	1,930,507	2,054,467
Pool CA0744, 3.50%, 11/01/2047	496,216	526,437
Pool BH7046, 3.50%, 12/01/2047	4,151,304	4,426,443
Pool BJ1663, 3.50%, 12/01/2047	1,393,002	1,477,064
Pool CA0918, 3.50%, 12/01/2047	1,548,301	1,649,739
Pool BH7097, 3.50%, 01/01/2048	2,961,089	3,157,815
Pool BJ4551, 3.50%, 01/01/2048	1,397,676	1,485,534
Pool BJ4562, 3.50%, 01/01/2048	647,117	696,935
Pool CA1074, 3.50%, 01/01/2048	2,401,113	2,585,969
Pool BH9270, 3.50%, 02/01/2048	2,141,559	2,281,420
Pool BJ4611, 3.50%, 02/01/2048	1,193,936	1,270,380
Pool BJ4612, 3.50%, 02/01/2048	674,281	729,624
Pool CA1243, 3.50%, 02/01/2048	5,660,948	6,048,041
Pool BJ0616, 3.50%, 03/01/2048	2,730,817	2,907,496
Pool BJ0652, 3.50%, 03/01/2048	1,338,857	1,424,934
Pool BK1959, 3.50%, 03/01/2048	1,055,176	1,119,310
Pool BK1960, 3.50%, 03/01/2048	839,423	897,068
Pool CA1415, 3.50%, 03/01/2048	2,795,186	2,971,649
Pool MA3574, 3.50%, 01/01/2049	7,203,735	7,633,818
Pool BN5245, 3.50%, 02/01/2049	812,793	869,569
Pool MA3597, 3.50%, 02/01/2049	5,654,815	5,997,591
Pool BN4385, 3.50%, 03/01/2049	543,721	577,809
Pool BN5344, 3.50%, 03/01/2049	1,218,797	1,303,841
Pool BN6235, 3.50%, 04/01/2049	80,544	85,475
Pool BN6245, 3.50%, 04/01/2049	134,218	142,175
Pool BN6283, 3.50%, 04/01/2049	572,454	606,413
Pool BN6567, 3.50%, 04/01/2049	1,657,960	1,761,165
Pool CA3399, 3.50%, 04/01/2049	2,063,537	2,186,056
Pool BN6299, 3.50%, 05/01/2049	1,068,908	1,132,284
Pool BN6619, 3.50%, 05/01/2049	1,294,508	1,371,278
Pool BN8886, 3.50%, 05/01/2049	2,977,450	3,154,086
Pool CA3556, 3.50%, 05/01/2049	2,158,842	2,302,636
Pool BN6735, 3.50%, 06/01/2049	1,631,423	1,728,261
Pool BN8911, 3.50%, 06/01/2049	2,069,283	2,207,559
Pool BN8922, 3.50%, 06/01/2049	1,151,911	1,240,336
Pool BN8930, 3.50%, 06/01/2049	1,904,261	2,024,475
Pool CA3738, 3.50%, 06/01/2049	1,996,449	2,131,731
Pool BO1273, 3.50%, 07/01/2049	2,022,238	2,142,069
Pool BO1284, 3.50%, 07/01/2049	2,212,659	2,397,751
Pool BO1315, 3.50%, 07/01/2049	1,237,802	1,320,086
Pool BO1795, 3.50%, 07/01/2049	1,076,622	1,151,743
Pool CA3874, 3.50%, 07/01/2049	1,675,647	1,774,937
Pool QA2070, 3.50%, 07/01/2049	1,060,796	1,137,159
Pool BO1319, 3.50%, 08/01/2049	1,882,294	2,009,275
Pool BO1358, 3.50%, 08/01/2049	1,495,328	1,583,885
Pool BO2963, 3.50%, 09/01/2049	1,888,894	2,011,748
Pool BO5403, 3.50%, 10/01/2049	546,544	581,842

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool BO5349, 3.50%, 11/01/2049	$329,143	$349,525
Pool BO5478, 3.50%, 11/01/2049	1,872,342	2,005,454
Pool BO5488, 3.50%, 11/01/2049	1,170,809	1,240,292
Pool BO5372, 3.50%, 12/01/2049	697,842	739,284
Pool BO8937, 3.50%, 01/01/2050	1,305,780	1,393,308
Pool BO9006, 3.50%, 02/01/2050	978,750	1,046,044
Pool BP1310, 3.50%, 02/01/2050	1,271,303	1,361,130
Pool BP1468, 3.50%, 03/01/2050	1,094,987	1,175,448
Pool AH0540, 4.00%, 12/01/2040	26,181	28,121
Pool AH2979, 4.00%, 01/01/2041	61,037	66,303
Pool AH5643, 4.00%, 01/01/2041	97,523	107,674
Pool AH5671, 4.00%, 02/01/2041	180,861	200,053
Pool AH8877, 4.00%, 04/01/2041	109,839	121,495
Pool AI9871, 4.00%, 09/01/2041	56,439	61,618
Pool AJ4024, 4.00%, 10/01/2041	110,577	122,464
Pool AU9998, 4.00%, 09/01/2043	71,971	78,919
Pool AS0716, 4.00%, 10/01/2043	483,466	535,578
Pool AU6721, 4.00%, 10/01/2043	153,614	170,167
Pool AV0191, 4.00%, 10/01/2043	38,291	41,095
Pool AV0214, 4.00%, 10/01/2043	63,885	68,764
Pool AS0929, 4.00%, 11/01/2043	288,933	318,102
Pool AU6999, 4.00%, 11/01/2043	936,134	1,045,267
Pool AU7007, 4.00%, 11/01/2043	181,000	200,515
Pool AS1368, 4.00%, 12/01/2043	66,914	73,440
Pool AV0670, 4.00%, 12/01/2043	187,486	207,699
Pool AS1427, 4.00%, 01/01/2044	147,501	160,873
Pool AV6342, 4.00%, 01/01/2044	114,466	123,989
Pool AS1671, 4.00%, 02/01/2044	64,825	71,125
Pool AV5020, 4.00%, 02/01/2044	259,048	285,554
Pool AS1877, 4.00%, 03/01/2044	29,153	31,494
Pool AV7087, 4.00%, 03/01/2044	316,914	350,964
Pool AW0985, 4.00%, 05/01/2044	103,461	114,578
Pool AW3597, 4.00%, 06/01/2044	192,574	213,270
Pool AW5358, 4.00%, 06/01/2044	72,967	79,810
Pool AS2826, 4.00%, 07/01/2044	113,058	125,206
Pool AW8968, 4.00%, 07/01/2044	80,683	87,918
Pool AS3009, 4.00%, 08/01/2044	208,501	230,907
Pool AS3493, 4.00%, 10/01/2044	252,696	275,345
Pool AX0902, 4.00%, 10/01/2044	91,659	100,569
Pool AX3165, 4.00%, 10/01/2044	24,312	26,113
Pool AS3951, 4.00%, 11/01/2044	43,613	46,825
Pool AX4856, 4.00%, 12/01/2044	93,600	103,658
Pool AX7550, 4.00%, 12/01/2044	188,431	203,837
Pool AY5025, 4.00%, 03/01/2045	506,070	549,402
Pool AY8277, 4.00%, 05/01/2045	116,464	128,524
Pool AZ5697, 4.00%, 08/01/2045	145,019	157,204
Pool AZ9195, 4.00%, 09/01/2045	94,289	102,277
Pool BE7194, 4.00%, 03/01/2047	1,262,210	1,366,574
Pool BE7216, 4.00%, 04/01/2047	1,264,372	1,373,889
Pool BH1143, 4.00%, 04/01/2047	776,898	833,682
Pool BD2419, 4.00%, 05/01/2047	1,754,413	1,901,348
Pool BH1167, 4.00%, 05/01/2047	201,133	215,890
Pool BE3689, 4.00%, 06/01/2047	3,347,314	3,630,197
Pool BH5309, 4.00%, 06/01/2047	1,941,930	2,109,581
Pool BE3762, 4.00%, 07/01/2047	1,339,178	1,452,263
Pool BH5334, 4.00%, 07/01/2047	43,228	47,299
Pool BH5335, 4.00%, 07/01/2047	382,349	411,946
Pool BH5361, 4.00%, 08/01/2047	1,146,529	1,260,182
Pool BH5395, 4.00%, 09/01/2047	962,392	1,062,985
Pool BH4060, 4.00%, 10/01/2047	1,182,824	1,277,389
Pool BH9379, 4.00%, 10/01/2047	260,932	280,284
Pool BH5748, 4.00%, 11/01/2047	1,319,976	1,422,403
Pool BJ4571, 4.00%, 01/01/2048	359,304	387,898
Pool BK1957, 4.00%, 03/01/2048	461,610	496,761
Pool BK1968, 4.00%, 03/01/2048	1,732,328	1,863,637
Pool BK1969, 4.00%, 03/01/2048	1,213,910	1,326,925
Pool BK2557, 4.00%, 03/01/2048	1,944,737	2,125,772
Pool BJ2676, 4.00%, 04/01/2048	509,491	549,013
Pool BK2008, 4.00%, 04/01/2048	601,370	645,293
Pool BJ2752, 4.00%, 05/01/2048	1,909,933	2,070,129
Pool BJ9235, 4.00%, 06/01/2048	4,253,567	4,597,047
Pool BK5289, 4.00%, 06/01/2048	1,141,233	1,239,589
Pool CA1934, 4.00%, 06/01/2048	3,339,667	3,609,358
Pool BK0898, 4.00%, 07/01/2048	910,808	987,116
Pool BK8813, 4.00%, 07/01/2048	1,166,202	1,274,791
Pool CA2094, 4.00%, 07/01/2048	2,854,896	3,066,202

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool BK4747, 4.00%, 08/01/2048	$912,324	$980,033
Pool BK8829, 4.00%, 08/01/2048	406,024	436,152
Pool BH0713, 4.00%, 09/01/2048	869,815	941,020
Pool BK4815, 4.00%, 09/01/2048	1,020,982	1,106,798
Pool BK8895, 4.00%, 09/01/2048	751,123	817,826
Pool CA2315, 4.00%, 09/01/2048	2,149,444	2,307,326
Pool BK7669, 4.00%, 10/01/2048	1,262,366	1,371,972
Pool CA2532, 4.00%, 10/01/2048	1,704,611	1,830,443
Pool BK7934, 4.00%, 11/01/2048	2,098,510	2,252,903
Pool BH0723, 4.00%, 12/01/2048	845,598	908,019
Pool BN0321, 4.00%, 12/01/2048	753,937	817,345
Pool BN3958, 4.00%, 12/01/2048	614,568	667,064
Pool CA2994, 4.00%, 01/01/2049	792,386	860,731
Pool BN4338, 4.00%, 02/01/2049	440,978	474,355
Pool BN4347, 4.00%, 02/01/2049	225,367	241,798
Pool BN5288, 4.00%, 02/01/2049	2,249,536	2,415,435
Pool CA3143, 4.00%, 02/01/2049	725,987	791,540
Pool BN4373, 4.00%, 03/01/2049	892,149	957,727
Pool BN4386, 4.00%, 03/01/2049	405,716	437,940
Pool BN5350, 4.00%, 03/01/2049	825,882	886,789
Pool BN6227, 4.00%, 03/01/2049	576,012	618,390
Pool CA3270, 4.00%, 03/01/2049	1,490,403	1,602,834
Pool BN6236, 4.00%, 04/01/2049	126,837	137,826
Pool BN6247, 4.00%, 04/01/2049	380,806	408,758
Pool BN6285, 4.00%, 04/01/2049	365,485	394,326
Pool BN6563, 4.00%, 04/01/2049	317,805	343,870
Pool BN6301, 4.00%, 05/01/2049	1,160,960	1,247,002
Pool BN8894, 4.00%, 05/01/2049	1,357,489	1,465,974
Pool BN8913, 4.00%, 06/01/2049	894,699	973,270
Pool BN8923, 4.00%, 06/01/2049	1,288,070	1,382,748
Pool BN8931, 4.00%, 06/01/2049	1,067,788	1,162,295
Pool BO1274, 4.00%, 07/01/2049	1,139,083	1,232,396
Pool BO1285, 4.00%, 07/01/2049	860,554	930,605
Pool BO1316, 4.00%, 07/01/2049	382,889	416,913
Pool QA2071, 4.00%, 07/01/2049	848,704	920,173
Pool BO1326, 4.00%, 08/01/2049	1,653,582	1,796,421
Pool BO2971, 4.00%, 09/01/2049	649,310	706,373
Pool BO5432, 4.00%, 10/01/2049	1,502,808	1,648,447
Pool BO5314, 4.00%, 11/01/2049	883,883	957,572
Pool BO5373, 4.00%, 12/01/2049	589,961	636,432
Pool BO8938, 4.00%, 01/01/2050	734,904	802,743
Pool BO9007, 4.00%, 02/01/2050	706,979	771,671
Pool AC4095, 4.50%, 09/01/2039	8,616	9,384
Pool AH6769, 4.50%, 03/01/2041	191,552	215,047
Pool AI3491, 4.50%, 06/01/2041	193,408	217,889
Pool AI5362, 4.50%, 06/01/2041	249,820	282,036
Pool AI6155, 4.50%, 07/01/2041	471,436	532,657
Pool AI8167, 4.50%, 08/01/2041	228,325	254,742
Pool BH1145, 4.50%, 04/01/2047	530,835	581,223
Pool BK2031, 4.50%, 04/01/2048	483,751	530,296
Pool BK5278, 4.50%, 05/01/2048	1,596,993	1,761,206
Pool BK5299, 4.50%, 06/01/2048	695,517	765,296
Pool BK8815, 4.50%, 07/01/2048	1,302,194	1,424,642
Pool BK8869, 4.50%, 09/01/2048	1,030,220	1,130,313
Pool BK8905, 4.50%, 09/01/2048	517,150	562,440
Pool BN0889, 4.50%, 11/01/2048	695,561	760,778
Pool BN0323, 4.50%, 12/01/2048	277,457	302,027
Pool BN0928, 4.50%, 12/01/2048	331,874	361,845
Pool BN4308, 4.50%, 12/01/2048	192,337	209,048
Pool CA2842, 4.50%, 12/01/2048	971,182	1,059,552
Pool BN5289, 4.50%, 01/01/2049	124,573	135,432
Pool BN4339, 4.50%, 02/01/2049	263,409	286,774
Pool BN4384, 4.50%, 03/01/2049	951,930	1,037,060
Pool BN6238, 4.50%, 04/01/2049	375,038	410,080
Pool BN6277, 4.50%, 04/01/2049	290,671	317,748
Pool BN6302, 4.50%, 05/01/2049	48,667	53,249
Pool BN8924, 4.50%, 06/01/2049	508,903	557,115
Pool BN8932, 4.50%, 06/01/2049	245,853	268,981
Pool BO1320, 4.50%, 08/01/2049	386,738	422,730
Pool 890230, 5.00%, 07/01/2040	3,914,689	4,553,404
Pool AD8500, 5.00%, 08/01/2040	382,283	430,218
Pool AH6772, 5.00%, 03/01/2041	52,788	58,416
Pool AH8879, 5.00%, 04/01/2041	322,121	359,450
Pool AI3492, 5.00%, 06/01/2041	235,785	261,238
Pool AI6154, 5.00%, 07/01/2041	117,537	130,068
Pool BK5300, 5.00%, 05/01/2048	532,070	594,506

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool BK8817, 5.00%, 07/01/2048	$627,753	$701,188
Pool BK8870, 5.00%, 09/01/2048	787,542	874,469
Pool BN6239, 5.00%, 04/01/2049	186,889	207,064
Pool 890246, 5.50%, 11/01/2038	1,398,276	1,639,083
Pool 890247, 6.00%, 09/01/2038	1,927,248	2,315,283
Pool 886136, 6.50%, 07/01/2036	165,317	185,463
Pool 900106, 6.50%, 08/01/2036	57,219	64,192
Pool 900649, 6.50%, 09/01/2036	105,077	117,882
Pool 947771, 6.50%, 09/01/2037	83,170	97,540
		663,019,949

GNMA Multifamily - 14.42%
Pool 2013-73 A, 0.98%, 12/16/2035	239,309	239,516
Pool 2021-31, 1.10%, 01/16/2061	2,302,000	2,252,363
Pool 2021-36, 1.15%, 03/16/2057	2,120,000	2,095,894
Pool 2021-047, 1.15%, 04/16/2061 (a) (b)	5,000,000	4,916,797
Pool 2021-28, 1.20%, 01/16/2062	17,540,000	17,233,735
Pool 2021-5, 1.25%, 01/16/2061	542,044	535,145
Pool 2021-051, 1.25%, 10/16/2062 (a) (b)	1,125,000	1,114,189
Pool 2020-135, 1.30%, 01/16/2063	2,434,254	2,396,453
Pool 3528, 1.40%, 09/16/2062 (a) (b)	5,550,000	5,538,727
Pool 2013-61 A, 1.45%, 01/16/2043	139,360	140,090
Pool 2013-30 A, 1.50%, 05/16/2042	528,231	532,016
Pool 2020-89 AB, 1.50%, 02/16/2062	464,254	463,590
Pool 2020-69, 1.50%, 03/16/2062	1,146,563	1,142,922
Pool 2020-139, 1.50%, 04/16/2062	1,040,080	1,040,172
Pool 2020-158, 1.50%, 09/16/2062	2,974,664	2,966,701
Pool 2020-170, 1.50%, 11/16/2062	484,161	480,808
Pool CF-1161, 1.50%, 02/16/2063 (a) (b)	5,910,000	5,905,614
Pool 2021-21, 1.50%, 06/16/2063	5,415,000	5,389,617
Pool 2013-85 A, 1.55%, 09/16/2046	713,855	721,412
Pool 2013-7 AC, 1.60%, 03/16/2047	1,025,762	1,038,345
Pool 2020-197, 1.60%, 10/16/2062	3,913,700	3,914,528
Pool 2012-27 A, 1.61%, 07/16/2039	549,723	555,408
Pool 2020-100, 1.65%, 06/16/2060	958,930	965,597
Pool 2012-139 AB, 1.67%, 02/16/2053	233,003	233,822
Pool 2013-118 AC, 1.70%, 06/16/2036	747,720	751,512
Pool 2013-50 AB, 1.73%, 05/16/2045	1,000,323	1,014,919
Pool 2014-103, 1.74%, 06/16/2053	202,878	203,871
Pool 2020-128, 1.75%, 10/16/2062	2,159,083	2,178,004
Pool 2012-144 AD, 1.77%, 01/16/2053	307,349	312,241
Pool 2012-99 AE, 1.80%, 02/16/2048	1,040,537	1,053,981
Pool 2013-12 AB, 1.83%, 11/16/2052	194,732	197,920
Pool 2013-72 AC, 1.88%, 05/16/2046	1,287,828	1,309,136
Pool 2012-135 AC, 1.89%, 01/16/2053 (d)	1,044,047	1,058,841
Pool 2012-150 AB, 1.90%, 08/16/2044	108,543	110,320
Pool 2012-120 A, 1.90%, 02/16/2053	1,286,678	1,319,952
Pool 2020-71, 1.90%, 01/16/2062	1,107,890	1,118,415
Pool 2013-176 AB, 2.00%, 11/16/2038	12,999	13,025
Pool 2013-107 A, 2.00%, 05/16/2040	28,355	28,601
Pool 2013-92 AB, 2.00%, 02/16/2043	358,814	362,738
Pool 2013-128 AB, 2.00%, 10/16/2051	1,909,803	1,946,331
Pool 2011-143, 2.00%, 10/16/2057	3,176,574	3,228,039
Pool 2017-7, 2.00%, 11/16/2058	101,303	102,834
Pool 2020-118 AC, 2.00%, 04/16/2062	921,879	937,016
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,751,459	1,778,203
Pool 2020-111 AD, 2.00%, 09/15/2062	1,822,948	1,852,527
Pool 2020-159, 2.00%, 10/15/2062	1,790,590	1,821,563
Pool 2012-72 AB, 2.03%, 02/16/2046	92,498	93,793
Pool 2012-112 AD, 2.09%, 02/16/2053	156,744	160,385
Pool 2012-114 A, 2.10%, 01/16/2053 (d)	333,353	340,483
Pool 2012-125 AB, 2.11%, 02/16/2053 (d)	187,709	192,614
Pool AA8478, 2.15%, 05/15/2035	291,566	298,648
Pool AA8479, 2.15%, 11/15/2035	610,320	625,177
Pool 2012-70 AB, 2.18%, 08/16/2052	221,893	227,117
Pool 2012-58 B, 2.20%, 03/16/2044	508,696	511,473

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool 2013-94 AB, 2.20%, 03/16/2054	$275,824	$282,984
Pool 2016-152, 2.20%, 08/15/2058	1,772,343	1,809,567
Pool 2020-2020, 2.20%, 04/16/2061	736,927	756,213
Pool 2020-70, 2.20%, 04/16/2062	693,016	708,288
Pool 2012-78 AD, 2.22%, 03/16/2044	183,944	185,256
Pool AC5324, 2.23%, 09/15/2032	699,091	731,509
Pool 2016-40, 2.25%, 03/16/2050	5,656,674	5,812,376
Pool 2012-111 AB, 2.25%, 09/16/2052	1,099,461	1,115,118
Pool 2019-127, 2.25%, 08/16/2053	485,564	497,431
Pool 2016-175, 2.25%, 09/16/2058	3,666,957	3,746,892
Pool 2020-48, 2.25%, 11/16/2061	2,681,781	2,745,669
Pool 2014-130 CA, 2.30%, 11/16/2042	19,619	19,734
Pool 2017-20, 2.30%, 09/16/2057	1,837,795	1,883,641
Pool 2016-125, 2.30%, 12/16/2057	876,988	900,010
Pool 2017-003, 2.30%, 09/16/2058	3,523,865	3,615,997
Pool 2012-100 B, 2.31%, 11/16/2051 (d)	500,000	514,011
Pool 2015-125 AB, 2.35%, 04/16/2047	2,474,507	2,540,676
Pool 2016-26, 2.35%, 11/16/2056	199,137	205,034
Pool 2016-87, 2.35%, 03/16/2058	654,367	673,326
Pool 2020-26 AD, 2.35%, 04/15/2061	2,113,142	2,175,722
Pool 2016-40, 2.40%, 06/16/2049	2,203,879	2,290,292
Pool 2018-16, 2.40%, 03/16/2050	5,668,816	5,833,527
Pool 2017-30, 2.40%, 03/16/2051	2,827,285	2,915,492
Pool 2014-15 AD, 2.40%, 08/16/2054 (d)	63,290	64,772
Pool 2017-50, 2.40%, 01/16/2057	4,366,510	4,493,606
Pool 2017-16, 2.40%, 01/16/2058	1,527,922	1,574,469
Pool 2017-29, 2.40%, 01/16/2058	1,958,269	2,019,611
Pool 2016-113, 2.40%, 02/16/2058	1,209,130	1,243,899
Pool 2018-26, 2.40%, 02/16/2058	4,301,303	4,427,571
Pool 2017-49, 2.40%, 05/16/2058	2,990,694	3,083,877
Pool 2017-41, 2.40%, 07/16/2058	1,826,259	1,883,581
Pool 2020-24 AB, 2.40%, 08/16/2061	1,152,203	1,187,843
Pool 2020-23 AC, 2.45%, 02/16/2062	871,064	899,523
Pool 2014-172, 2.50%, 09/16/2041	371,879	374,439
Pool 2017-169, 2.50%, 10/01/2047	202,714	209,399
Pool 2018-47, 2.50%, 01/16/2049	755,064	777,462
Pool 2017-111, 2.50%, 06/16/2051	160,364	165,014
Pool 2015-114 AD, 2.50%, 11/15/2051	1,402,089	1,442,741
Pool 2017-9, 2.50%, 09/16/2056	1,173,562	1,219,769
Pool 2017-157, 2.50%, 10/16/2056	1,670,150	1,727,385
Pool 2017-28, 2.50%, 02/16/2057	4,045,092	4,182,721
Pool 2016-36 A, 2.50%, 03/16/2057	419,860	433,285
Pool 2017-72, 2.50%, 04/16/2057	656,546	678,028
Pool 2016-71, 2.50%, 10/16/2057	2,525,377	2,611,889
Pool 2017-46, 2.50%, 11/16/2057	3,326,621	3,439,932
Pool 2017-64, 2.50%, 11/16/2057	569,225	587,757
Pool 2017-22, 2.50%, 12/16/2057	5,169,305	5,341,805
Pool 2018-30, 2.50%, 02/16/2058	1,324,376	1,361,616
Pool 2017-47, 2.50%, 08/16/2058	1,251,763	1,291,991
Pool 2017-81, 2.50%, 09/16/2058	656,733	678,873
Pool 2017-97, 2.50%, 09/16/2058	349,362	361,243
Pool 2018-3, 2.50%, 10/16/2058	5,036,287	5,208,901
Pool 2017-154, 2.50%, 12/16/2058	2,457,208	2,539,304
Pool 2017-127, 2.50%, 02/16/2059	793,532	819,805
Pool 2017-143, 2.50%, 02/16/2059	1,164,938	1,203,013
Pool 2018-75, 2.50%, 04/16/2059	1,626,070	1,680,936
Pool 2017-191, 2.50%, 07/16/2059 (d)	3,106,253	3,207,207
Pool 2018-2, 2.50%, 07/16/2059	667,821	690,095
Pool 2019-141, 2.50%, 08/16/2060	1,309,534	1,359,607
Pool 2020-8 AL, 2.50%, 01/16/2061	458,626	474,340
Pool 2019-107, 2.50%, 02/16/2061	763,485	786,606
Pool 2020-2 AH, 2.50%, 02/16/2061	3,880,836	4,023,335
Pool 2019-147 AE, 2.50%, 06/16/2061	879,760	906,301
Pool 2020-72, 2.50%, 02/16/2062	2,572,516	2,661,661
Pool 2020-10 AC, 2.50%, 04/16/2062	1,870,923	1,933,181
Pool 2011-161 B, 2.53%, 07/16/2038	68,636	68,714
Pool 2017-7, 2.54%, 12/16/2058 (d)	3,101,013	3,167,455
Pool 2016-64, 2.55%, 12/16/2057	1,782,272	1,844,637
Pool 2019-124, 2.55%, 09/16/2060	580,713	601,403
Pool 2018-74 AG, 2.60%, 12/16/2050	2,473,570	2,550,542
Pool 2017-106, 2.60%, 04/16/2051	393,953	408,869
Pool 2015-101 AE, 2.60%, 03/16/2052	579,250	600,702
Pool 2018-85, 2.60%, 01/16/2053	478,925	492,518
Pool 2015-128 AJ, 2.60%, 11/16/2055	3,563,973	3,707,314
Pool 2015-160 AC, 2.60%, 01/16/2056 (d)	4,455,299	4,625,847
Pool 2018-69, 2.60%, 03/16/2056	2,755,709	2,840,523

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool 2015-67 AE, 2.60%, 10/16/2056 (d)	$730,390	$758,283
Pool 2016-24, 2.60%, 12/16/2056	413,502	429,131
Pool 2016-41, 2.60%, 06/16/2057	278,998	289,401
Pool 2017-90, 2.60%, 07/16/2057	577,088	598,829
Pool 2017-62, 2.60%, 11/16/2057	1,372,505	1,424,040
Pool 2017-92, 2.60%, 06/16/2058	2,083,030	2,160,209
Pool 2018-16, 2.60%, 06/16/2058	3,513,836	3,646,784
Pool 2017-74, 2.60%, 09/16/2058	4,119,546	4,276,589
Pool 2018-28, 2.60%, 09/16/2058	4,184,420	4,341,872
Pool 2017-108, 2.60%, 10/16/2058	499,140	518,141
Pool 2017-135, 2.60%, 10/16/2058	2,711,835	2,814,366
Pool 2017-70, 2.60%, 10/16/2058	403,430	418,777
Pool 2017-102, 2.60%, 12/16/2058 (d)	1,319,518	1,368,164
Pool 2017-124, 2.60%, 12/16/2058	1,216,388	1,262,423
Pool 2017-131, 2.60%, 12/16/2058 (d)	1,331,440	1,380,723
Pool 2018-9, 2.60%, 12/16/2058	1,731,715	1,790,013
Pool 2017-105, 2.60%, 01/16/2059	655,137	680,121
Pool 2017-143, 2.60%, 01/16/2059	1,749,680	1,815,289
Pool 2017-94, 2.60%, 02/16/2059	279,142	289,783
Pool 2017-169, 2.60%, 04/16/2059 (d)	4,911,482	5,096,026
Pool 2017-185, 2.60%, 04/16/2059 (d)	285,098	296,176
Pool 2017-126, 2.60%, 05/16/2059	138,148	143,422
Pool 2017-152, 2.60%, 05/16/2059	641,825	666,304
Pool 2017-61, 2.60%, 05/16/2059	1,365,466	1,417,618
Pool 2018-41 AD, 2.60%, 06/16/2059	1,777,170	1,840,608
Pool 2018-35, 2.60%, 09/16/2059	4,140,427	4,297,727
Pool 2019-88, 2.60%, 12/16/2059	1,163,274	1,207,079
Pool 2017-190, 2.60%, 03/16/2060	2,204,447	2,287,281
Pool 2019-147, 2.60%, 09/16/2060	208,188	216,144
Pool 2019-130, 2.60%, 11/16/2061	748,671	777,312
Pool 591746, 2.63%, 06/15/2048	751,192	782,151
Pool 2014-88 AH, 2.64%, 06/16/2054 (d)	191,963	199,003
Pool 2015-86 AC, 2.65%, 03/16/2050	2,383,795	2,472,834
Pool 2015-171 EA, 2.65%, 12/16/2052	52,564	54,591
Pool 2016-178, 2.65%, 08/16/2058	5,448,748	5,661,693
Pool 2012-53 AE, 2.69%, 03/16/2047 (d)	472,815	491,529
Pool 2018-25, 2.70%, 02/16/2058	9,295,611	9,672,064
Pool 2018-60, 2.70%, 12/16/2058	1,740,294	1,807,374
Pool 2017-159, 2.70%, 01/16/2059	1,114,904	1,158,573
Pool 2018-43, 2.70%, 10/16/2059	1,555,694	1,615,417
Pool AC3668, 2.73%, 04/15/2043	1,841,438	1,917,319
Pool 2018-132 AH, 2.75%, 06/16/2046	106,078	107,559
Pool 2019-47, 2.75%, 08/16/2049	210,397	211,264
Pool 2018-62, 2.75%, 05/16/2051	1,436,082	1,491,428
Pool 2014-164 AN, 2.75%, 03/16/2055 (d)	1,417,310	1,479,186
Pool 2015-108 A, 2.75%, 01/16/2056	118,737	119,840
Pool 2016-39, 2.75%, 01/16/2056	2,112,361	2,200,607
Pool 2015-81 AE, 2.75%, 10/16/2056 (d)	1,240,231	1,290,638
Pool 2017-54, 2.75%, 09/16/2057	887,741	925,028
Pool 2019-81 AC, 2.75%, 08/16/2060	186,781	194,002
Pool 2019-146, 2.75%, 07/16/2061 (d)	1,293,830	1,349,561
Pool 2015-6 AH, 2.80%, 02/16/2051 (d)	1,570,138	1,637,702
Pool 2014-89 AB, 2.80%, 05/16/2054	118,982	119,500
Pool 2014-186 AH, 2.80%, 08/16/2054	339,862	354,442
Pool 2015-140 AC, 2.80%, 11/16/2056	1,400,509	1,460,658
Pool 2015-150 AE, 2.80%, 01/16/2057	301,480	314,109
Pool 2018-56, 2.80%, 04/16/2058	5,209,088	5,423,736
Pool 2019-50, 2.80%, 06/16/2059	1,596,899	1,636,403
Pool BX1555, 2.80%, 06/15/2062	9,552,320	9,621,691
Pool 2014-124 AH, 2.81%, 09/16/2049 (d)	109,380	114,298
Pool 2018-82, 2.85%, 12/16/2051	1,882,393	1,968,629
Pool 2014-157 AB, 2.85%, 08/16/2054 (d)	212,023	219,552
Pool 2014-187 AF, 2.85%, 12/16/2055 (d)	953,039	988,870
Pool 2017-40, 2.89%, 05/16/2050 (d)	870,961	903,559
Pool 2019-53 AE, 2.90%, 03/16/2048	726,188	738,133
Pool 2015-48 AE, 2.90%, 02/16/2050 (d)	728,459	761,457
Pool AV9479, 2.90%, 10/15/2051	8,024,894	8,315,300
Pool 2013-154, 2.90%, 09/16/2053 (d)	529,116	543,622
Pool 2015-73 AG, 2.90%, 11/16/2055 (d)	1,349,601	1,410,255
Pool 2015-7 AD, 2.90%, 01/16/2056 (d)	497,008	517,811
Pool 2018-110, 2.90%, 09/16/2059	343,100	358,572
Pool 2019-94 AG, 2.95%, 07/16/2060	1,558,402	1,632,443
Pool AD6658, 2.97%, 01/15/2036	1,219,584	1,277,758
Pool 2015-22 B, 3.00%, 01/16/2049 (d)	1,975,000	2,041,631
Pool 2018-73, 3.00%, 04/16/2049	408,635	425,962
Pool 2018-96, 3.00%, 09/16/2049	851,451	886,062

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool 2018-62, 3.00%, 05/16/2050	$317,902	$332,626
Pool 2018-98, 3.00%, 10/16/2050	345,596	360,002
Pool 2019-53, 3.00%, 06/16/2051	324,667	334,097
Pool 2015-101 MB, 3.00%, 03/16/2052 (d)	2,500,000	2,553,759
Pool 2015-47 B, 3.00%, 10/16/2055 (d)	400,000	416,710
Pool 2015-19 B, 3.00%, 07/16/2056 (d)	760,000	790,357
Pool 2018-88, 3.00%, 02/16/2058	1,575,044	1,655,498
Pool 2018-43, 3.00%, 12/16/2058	373,112	390,514
Pool 2019-63, 3.00%, 02/16/2060	558,159	583,636
Pool 2019-47, 3.00%, 05/16/2060	482,640	507,450
Pool 2019-66, 3.00%, 05/16/2060	50,942	53,272
Pool 2019-75 AC, 3.00%, 05/16/2060	1,838,490	1,925,033
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	522,476
Pool 2015-19 AF, 3.08%, 01/16/2057 (d)	304,431	319,983
Pool AS2544, 3.10%, 04/15/2042	763,236	823,919
Pool AK8205, 3.10%, 09/15/2055	2,230,441	2,331,739
Pool 2018-85, 3.10%, 07/16/2057 (d)	1,536,082	1,614,672
Pool 2019-39, 3.10%, 05/16/2059	359,753	367,033
Pool 2019-64, 3.10%, 01/16/2060	1,513,042	1,592,323
Pool 2019-105 A, 3.10%, 05/16/2061	58,707	61,918
Pool 2019-19, 3.15%, 04/16/2050	72,796	75,326
Pool 2018-136 AE, 3.15%, 09/16/2058	4,408,110	4,648,775
Pool 2019-32, 3.15%, 12/16/2059	1,983,919	2,056,755
Pool 2019-28, 3.15%, 06/16/2060	1,742,987	1,822,074
Pool 2019-80 AB, 3.15%, 11/16/2060	77,666	82,110
Pool 2018-99, 3.20%, 01/16/2052	228,849	237,070
Pool 2015-128 MG, 3.20%, 11/16/2055 (d)	1,000,000	1,023,053
Pool 2018-114, 3.20%, 08/16/2058	366,895	380,843
Pool AK7840, 3.25%, 03/15/2050	906,416	975,926
Pool GNR 2019-7, 3.25%, 01/16/2052	38,709	39,159
Pool GNR 2019-26, 3.25%, 01/16/2060	1,971,505	2,076,860
Pool GNR 2019-8, 3.25%, 01/16/2060	145,356	152,571
Pool 2019-37, 3.25%, 02/16/2060	2,793,810	2,935,995
Pool 2018-165 AB, 3.25%, 09/16/2060	4,143,166	4,319,903
Pool 2014-155 DC, 3.32%, 06/16/2047 (d)	900,000	950,611
Pool AT8470, 3.40%, 10/15/2051	1,798,611	1,971,125
Pool AN9543, 3.45%, 11/15/2050	1,622,856	1,772,190
Pool 2014-61 A, 3.46%, 02/16/2054 (d)	1,351,330	1,432,562
Pool 2014-24 C, 3.50%, 10/16/2043 (d)	3,875,000	4,015,956
Pool 2014-75 BC, 3.50%, 08/16/2054 (d)	500,000	532,094
Pool AD8950, 3.51%, 09/15/2048	2,003,729	2,131,526
Pool AM0526, 3.51%, 05/15/2050	1,054,774	1,149,308
Pool AH5339, 3.55%, 12/15/2050	1,241,845	1,361,732
Pool AC6851, 3.62%, 08/15/2048	884,350	943,197
Pool AC6853, 3.62%, 08/15/2048	884,350	943,197
Pool 661707, 3.75%, 12/15/2054	845,359	923,694
Pool AG7484, 3.83%, 03/15/2049	448,515	484,498
Pool AO6152, 3.94%, 01/15/2045	1,886,492	2,067,155
Pool AH7386, 4.00%, 11/15/2053	1,865,980	2,049,895
Pool 768250, 4.01%, 08/15/2052	2,339,626	2,485,266
Pool 749575, 4.25%, 11/15/2046	1,849,224	1,902,773
Pool AH1338, 4.61%, 06/15/2055	473,460	536,033
Pool 712102, 5.15%, 11/15/2032	385,066	385,090
Pool 699710, 5.43%, 07/15/2044	341,939	341,915
Pool 637911, 6.00%, 07/15/2035	323,965	324,354
Pool 636413, 6.25%, 04/15/2036	571,852	572,538
		420,111,419

GNMA Single Family - 1.01%
Pool G2 BV1487, 2.50%, 08/20/2050	972,284	1,007,463
Pool AD1699, 3.00%, 02/15/2043	79,292	83,451
Pool AV5053, 3.00%, 10/20/2046	430,221	452,378
Pool G2 AX5461, 3.00%, 12/20/2046	1,149,605	1,205,444
Pool G2 AX5544, 3.00%, 01/20/2047	235,893	245,673
Pool G2 BV1491, 3.00%, 08/20/2050	1,326,977	1,392,192
Pool 779354, 3.50%, 06/15/2042	8,061	8,639
Pool AX5545, 3.50%, 01/20/2047	1,358,714	1,452,332
Pool BC5351, 3.50%, 09/20/2047	992,107	1,062,414
Pool BD9036, 3.50%, 11/20/2047	1,567,119	1,667,980
Pool 737576, 4.00%, 11/15/2040	24,922	27,046
Pool 737712, 4.00%, 12/15/2040	165,782	181,549
Pool 757173, 4.00%, 12/20/2040	201,029	216,239
Pool 737837, 4.00%, 01/15/2041	423,666	467,348
Pool 759104, 4.00%, 01/15/2041	231,162	248,467
Pool 2759436, 4.00%, 01/20/2041	118,953	131,771
Pool 2759466, 4.00%, 01/20/2041	350,597	378,803

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool 759191, 4.00%, 02/15/2041	$250,581	$268,785
Pool 2759301, 4.00%, 02/20/2041	359,544	396,345
Pool 2763042, 4.00%, 04/20/2041	69,367	74,691
Pool 738629, 4.00%, 08/15/2041	415,301	459,454
Pool 738630, 4.00%, 08/15/2041	304,910	337,846
Pool 770515, 4.00%, 08/15/2041	456,000	495,212
Pool 738735, 4.00%, 09/15/2041	163,726	179,409
Pool 738954, 4.00%, 11/15/2041	54,000	57,727
Pool 778766, 4.00%, 01/15/2042	429,735	472,479
Pool 778847, 4.00%, 02/15/2042	57,998	62,000
Pool AF3781, 4.00%, 09/15/2043	427,822	459,948
Pool AG8734, 4.00%, 12/15/2043	213,204	231,540
Pool BH0074, 4.00%, 06/20/2048	1,487,090	1,628,034
Pool BI3170, 4.00%, 07/20/2048	447,605	484,546
Pool G2 BJ6735, 4.00%, 10/20/2048	335,996	359,836
Pool 717198, 4.50%, 06/15/2039	169,019	187,826
Pool 714594, 4.50%, 07/15/2039	141,234	157,564
Pool 720208, 4.50%, 07/15/2039	163,161	181,175
Pool 726402, 4.50%, 10/15/2039	33,437	37,098
Pool 728954, 4.50%, 12/15/2039	210,987	234,205
Pool 729017, 4.50%, 01/15/2040	232,830	258,798
Pool 737051, 4.50%, 03/15/2040	152,270	169,164
Pool 737222, 4.50%, 05/15/2040	128,174	142,190
Pool 698160, 4.50%, 07/15/2040	139,047	154,302
Pool 748456, 4.50%, 08/15/2040	205,015	227,709
Pool 738152, 4.50%, 04/15/2041	416,063	466,924
Pool 738267, 4.50%, 05/15/2041	287,802	319,915
Pool 763543, 4.50%, 05/15/2041	84,187	93,486
Pool 738397, 4.50%, 06/15/2041	429,631	480,098
Pool 770396, 4.50%, 06/15/2041	165,162	183,279
Pool 2783417, 4.50%, 08/20/2041	2,691,874	3,002,631
Pool BH0075, 4.50%, 06/20/2048	748,427	813,923
Pool BK9581, 4.50%, 02/20/2049	521,576	567,035
Pool 688624, 5.00%, 05/15/2038	125,961	142,133
Pool 411105, 5.00%, 01/15/2039	26,219	29,568
Pool 439079, 5.00%, 02/15/2039	121,103	138,404
Pool 646728, 5.00%, 03/15/2039	77,345	87,233
Pool 646750, 5.00%, 04/15/2039	62,920	71,031
Pool 646777, 5.00%, 05/15/2039	36,689	41,404
Pool 720288, 5.00%, 08/15/2039	92,755	104,694
Pool 722944, 5.00%, 08/15/2039	58,793	66,361
Pool 723006, 5.00%, 10/15/2039	267,325	301,689
Pool 726403, 5.00%, 10/15/2039	81,792	92,296
Pool 737055, 5.00%, 03/15/2040	195,098	220,133
Pool 658393, 5.00%, 06/15/2040	189,215	213,387
Pool 2783418, 5.00%, 06/20/2040	1,884,455	2,045,581
Pool 684677, 5.50%, 03/15/2038	109,184	121,248
Pool 684802, 5.50%, 04/15/2038	99,197	110,127
Pool 2688636, 5.50%, 05/20/2038	223,613	247,497
Pool 690974, 5.50%, 06/15/2038	42,073	46,698
Pool 2409120, 5.50%, 07/20/2038	173,021	191,811
Pool 2700671, 5.50%, 10/20/2038	72,379	80,047
Pool 411116, 5.50%, 01/15/2039	153,623	170,709
Pool 2684988, 6.00%, 03/20/2038	92,303	102,586
Pool 688626, 6.00%, 05/15/2038	109,738	123,261
Pool 2693900, 6.00%, 07/20/2038	138,685	154,263
Pool 696513, 6.00%, 08/15/2038	35,565	39,944
Pool 2696843, 6.00%, 08/20/2038	56,595	62,898
Pool 699255, 6.00%, 09/15/2038	158,007	177,432
Pool 2698997, 6.00%, 09/20/2038	109,122	121,291
Pool 705999, 6.00%, 01/15/2039	90,438	101,543
Pool 2696844, 6.50%, 08/20/2038	166,117	191,661
Pool 2706408, 6.50%, 01/20/2039	41,066	41,797
Pool 530199, 7.00%, 03/20/2031	42,525	43,365
		29,556,455

HUD - 0.02%
Pool 0620, 5.77%, 08/01/2026	649,000	662,998

Small Business Administration - 1.16%
Pool 507253, 0.50%, (Prime Rate by Country-2.750%), 05/25/2030	32,833	32,594
Pool 508206, 0.60%, (Prime Rate by Country-2.650%), 09/25/2032	15,051	14,948
Pool 508298, 0.60%, (Prime Rate by Country-2.650%), 01/25/2033	190,956	189,676
Pool 508506, 0.63%, (Prime Rate by Country-2.625%), 06/25/2033	126,586	125,924
Pool 508716, 0.82%, (Prime Rate by Country-2.430%), 06/25/2034	146,164	145,694
Pool Gentleden, 1.20%, 04/10/2023 (d)	78,952	78,434

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Pool American, 1.25%, 08/30/2022 (d)	$630,421	$642,886
Pool Cleburne, 1.25%, 08/30/2022 (d)	441,863	450,708
Pool Dairy Queen, 1.25%, 09/21/2022 (d)	25,313	25,288
Pool 509347, 1.25%, (Prime Rate by Country-2.000%), 11/25/2022	60,227	59,669
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (d)	20	20
Pool 509392, 1.25%, (Prime Rate by Country-2.000%), 07/25/2023	292,178	289,630
Pool 509409, 1.25%, (Prime Rate by Country-2.000%), 09/25/2023	141,921	141,116
Pool 509596, 1.25%, (Prime Rate by Country-2.000%), 11/25/2024	201,256	199,446
Pool 509670, 1.25%, (Prime Rate by Country-2.000%), 04/25/2025	213,339	211,969
Pool 509678, 1.25%, (Prime Rate by Country-2.000%), 05/25/2025	758,242	755,594
Pool 509748, 1.25%, (Prime Rate by Country-2.000%), 09/25/2025	1,006,511	1,000,231
Pool 509133, 1.25%, (Prime Rate by Country-2.000%), 09/25/2036	328,517	325,208
Pool 509348, 1.25%, (Prime Rate by Country-2.000%), 02/25/2038	307,714	301,576
Pool 509350, 1.25%, (Prime Rate by Country-2.000%), 03/25/2038	169,519	165,930
Pool 509391, 1.25%, (Prime Rate by Country-2.000%), 06/25/2038	668,036	661,149
Pool 509417, 1.25%, (Prime Rate by Country-2.000%), 10/25/2038	310,796	305,073
Pool 509460, 1.25%, (Prime Rate by Country-2.000%), 01/25/2039	1,164,719	1,148,950
Pool 509491, 1.25%, (Prime Rate by Country-2.000%), 02/25/2039	575,755	563,452
Pool 509541, 1.25%, (Prime Rate by Country-2.000%), 08/25/2039	190,707	184,171
Pool 509573, 1.25%, (Prime Rate by Country-2.000%), 09/25/2039	1,557,628	1,541,526
Pool 509575, 1.25%, (Prime Rate by Country-2.000%), 10/25/2039	1,141,974	1,108,577
Pool 509661, 1.25%, (Prime Rate by Country-2.000%), 03/25/2040	1,872,046	1,849,726
Pool 509688, 1.25%, (Prime Rate by Country-2.000%), 08/25/2040	2,820,932	2,790,863
Pool 509735, 1.25%, (Prime Rate by Country-2.000%), 09/25/2040	1,140,618	1,115,516
Pool 509760, 1.25%, (Prime Rate by Country-2.000%), 11/25/2040	1,523,239	1,497,431
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (d)	235,608	239,803
Pool 509977, 1.65%, (Prime Rate by Country-1.600%), 03/25/2042	218,875	225,012
Pool 510004, 2.00%, (Prime Rate by Country-1.250%), 05/25/2042	383,341	393,393
Pool 3046316007, 2.05%, 12/03/2032 (d)	184,842	184,038
Pool 509793, 2.11%, (Prime Rate by Country-1.144%), 01/25/2041	1,421,377	1,453,971
Pool 510051, 2.50%, (Prime Rate by Country-0.750%), 07/25/2042	313,958	330,631
Pool 509010, 2.58%, (Prime Rate by Country-0.675%), 01/25/2036	61,886	63,018
Pool Premie, 2.95%, 08/29/2038 (d)	639,849	693,094
Pool 522124, 3.04%, (Prime Rate by Country-0.180%), 02/25/2040	359,988	376,034
Pool 510047, 3.08%, (Prime Rate by Country-0.171%), 09/25/2042	680,583	730,476
Pool 509900, 3.15%, (Prime Rate by Country-0.098%), 03/25/2042	2,215,581	2,360,337
Pool Animal, 3.19%, 06/04/2023 (d)	118,072	123,258
Pool Econolodge, 3.43%, 09/11/2037 (d)	757,339	825,290
Pool 522305, 3.44%, (Prime Rate by Country+0.182%), 11/25/2028	266,248	277,848
Pool 509967, 3.65%, (Prime Rate by Country+0.402%), 03/25/2032	158,051	167,803
Pool 521967, 3.80%, (Prime Rate by Country+0.544%), 06/25/2038	672,997	712,352
Pool 521984, 3.82%, (Prime Rate by Country+0.578%), 10/25/2038	150,095	159,828
Pool 522053, 3.83%, (Prime Rate by Country+0.577%), 05/25/2026	93,251	95,703
Pool 522440, 3.85%, (Prime Rate by Country+0.575%), 07/25/2029	406,703	432,194
Pool 509647, 3.86%, (Prime Rate by Country+0.605%), 12/25/2026	128,602	132,701
Pool 522194, 3.92%, (Prime Rate by Country+0.624%), 09/25/2040	132,381	143,704
Pool 522371, 4.05%, (Prime Rate by Country+0.789%), 10/25/2029	118,328	126,003
Pool 522423, 4.06%, (Prime Rate by Country+0.785%), 12/25/2028	436,880	463,815
Pool 522317, 4.06%, (Prime Rate by Country+0.963%), 03/25/2029	299,061	317,463
Pool 522125, 4.08%, (Prime Rate by Country+0.842%), 10/25/2026	116,361	120,499
Pool 521919, 4.08%, (Prime Rate by Country+0.807%), 12/25/2037	76,060	80,958
Pool 510056, 4.08%, (Prime Rate by Country+0.829%), 08/25/2042	204,885	227,702
Pool 521884, 4.11%, (Prime Rate by Country+0.772%), 08/25/2037	153,093	161,949
Pool 522158, 4.14%, (Prime Rate by Country+0.879%), 01/25/2027	341,549	355,995
Pool 522328, 4.14%, (Prime Rate by Country+0.917%), 05/25/2029	33,697	35,780
Pool Schatz, 4.15%, 10/04/2023 (d)	12,058	13,042
Pool 522268, 4.15%, (Prime Rate by Country+0.916%), 01/25/2029	972,156	1,024,711
Pool 521860, 4.15%, (Prime Rate by Country+0.913%), 03/25/2037	191,108	201,560
Pool 521970, 4.16%, (Prime Rate by Country+0.913%), 07/25/2038	313,851	339,413
Pool 522029, 4.16%, (Prime Rate by Country+0.947%), 02/25/2039	24,211	25,924
Pool 522020, 4.24%, (Prime Rate by Country+0.980%), 02/25/2026	86,786	89,751
Pool 522387, 4.25%, (Prime Rate by Country+0.967%), 01/25/2030	183,409	196,719
Pool 522156, 4.27%, (Prime Rate by Country+0.983%), 05/25/2040	258,361	278,673
Pool 522282, 4.39%, (Prime Rate by Country+1.136%), 09/25/2028	166,120	175,990
Pool 522327, 4.45%, (Prime Rate by Country+1.192%), 05/25/2029	620,159	659,657
Pool 522150, 4.48%, (Prime Rate by Country+1.205%), 02/25/2026	22,215	23,066
Pool Knights Inn, 4.61%, 08/27/2035	599,727	661,002
Pool Valeri, 4.68%, 11/15/2023 (d)	25,653	27,939
Pool Buck Pizza, 5.23%, 07/15/2024 (d)	24,360	25,872
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	24,339	25,899
		33,702,845

Small Business Administration Participation Certificates - 0.19%
2020-10D, 0.81%, 07/01/2030	4,316,448	4,249,959
2012-10C, 1.24%, 05/01/2022	40,099	40,352
2015-20C, 2.72%, 03/01/2035	56,288	58,665

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
2012-20A, 2.76%, 01/01/2032	$20,440	$21,066
2016-20L, 2.81%, 12/01/2036	341,597	355,428
2010-20K, 3.25%, 11/01/2030	10,482	10,977
2013-20I, 3.62%, 09/01/2033	638,591	685,148
2010-20E, 4.11%, 05/01/2030	100,774	106,757
Pool 2008-20C, 5.49%, 03/01/2028	7,167	7,741
2008-20E,5.49%,05/01/2028	20,123	21,600
		5,557,693

Small Business Investment Company - 0.27%
2013-10A, 2.35%, 03/10/2023	275,832	282,590
2015-10B, 2.83%, 09/10/2025	498,517	517,686
2014-10B, 3.02%, 09/10/2024	1,522,380	1,566,546
2014-10A, 3.19%,03/10/2024	5,225,609	5,367,972
		7,734,794

USDA Loan - 0.57%
Pool Ryze, 5.25%, 06/25/2038	13,988,205	16,086,436
Pool Highland, 5.28%, 07/14/2024 (a) (b)	446,707	477,137
		16,563,573
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,888,230,347)		1,922,095,983

MUNICIPAL BONDS - 13.41%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 04/30/2021 @ 100
3.075%, 11/01/2023	85,000	85,082

California - 1.50%
Alameda County, Ser A, GO
4.000%, 08/01/2023	2,545,000	2,758,729
California State Health Facilities Financing Authority, Ser A, RB
2.211%, 06/01/2025	765,000	804,619
1.970%, 06/01/2023	570,000	587,607
California State Health Facilities Financing Authority, RB
1.168%, 06/01/2026	1,660,000	1,659,170
0.952%, 06/01/2025	3,215,000	3,213,457
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,617,366
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	2,545,000	2,612,213
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,000,000	2,033,660
1.486%, 11/01/2022	2,000,000	2,022,140
City & County of San Francisco California, Ser C, GO
1.805%, 06/15/2030	400,000	396,920
1.705%, 06/15/2029	410,000	407,544
1.555%, 06/15/2028	250,000	248,728
1.324%, 06/15/2027	450,000	447,264
1.104%, 06/15/2026	245,000	244,098
0.766%, 06/15/2025	90,000	89,483
Los Angeles City, Ser A, GO
2.500%, 09/01/2022	3,945,000	4,072,976
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	638,411
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
2.750%, 09/01/2022	500,000	517,705
2.500%, 09/01/2021	415,000	419,606
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	672,687
3.500%, 09/01/2027	250,000	278,222
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	3,198,606
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	937,620

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
1.830%, 01/15/2027	$1,000,000	$1,008,750
1.630%, 01/15/2025	780,000	802,308
1.550%, 01/15/2023	615,000	627,023
Sacramento Area Flood Control Agency, RB
2.699%, 10/01/2022	760,000	787,626
San Francisco City & County, GO
2.623%, 06/15/2022	200,000	206,072
2.546%, 06/15/2021	380,000	382,599
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,570,827
San Francisco City & County Community Facilities District, Ser B, RB
2.250%, 09/01/2021	175,000	176,087
San Francisco City & County Public Utilities Commission, Ser C, RB
2.400%, 11/01/2022	500,000	517,630
2.150%, 11/01/2021	500,000	506,415
San Francisco City & County Redevelopment Agency, TA
2.375%, 08/01/2022	2,500,000	2,564,800
San Francisco City & County Redevelopment Agency, TA
3.633%, 08/01/2026	575,000	631,160
3.125%, 08/01/2024	1,850,000	1,973,580
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	800,000	1,068,752
		43,702,460

Colorado - 0.22%
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	459,126	459,186
Colorado State Housing & Finance Authority, Ser C-1, RB
2.659%, 05/01/2029	470,000	482,408
2.175%, 11/01/2025	150,000	154,558
2.125%, 05/01/2025	175,000	180,586
1.878%, 05/01/2023	115,000	117,567
Colorado State Housing & Finance Authority, Ser D, RB
3.150%, 11/01/2022	305,000	316,593
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	57,639
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	323,506	332,642
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,162,393	2,304,635
Colorado State Housing & Finance Authority, Ser C-1, RB
Callable 05/01/2029 @ 100
2.809%, 11/01/2030	380,000	389,910
2.759%, 05/01/2030	350,000	358,708
2.709%, 11/01/2029	400,000	409,856
Denver City & County Housing Authority, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	870,000	867,207
		6,431,495

Connecticut - 0.10%
Connecticut Housing Finance Authority, Sub-Ser A, RB
Callable 01/15/2022 @ 100
0.300%, 11/15/2022	3,000,000	2,997,630

Delaware - 0.23%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	6,385,119	6,610,386

District of Columbia - 0.13%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	2,930,142	2,963,457

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	$893,069	$927,488
		3,890,945

Florida - 0.32%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	3,931,411	4,037,480
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	2,711,152	2,772,018
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	1,672,559	1,702,765
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	706,207	721,087
		9,233,350

Georgia - 0.02%
Atlanta Development Authority, RB
2.622%, 12/01/2024	75,000	80,501
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	405,339
		485,840

Hawaii - 0.01%
Honolulu City & County, Ser F, GO
2.971%, 09/01/2022	300,000	312,210

Illinois - 0.59%
Illinois State Housing Development Authority, Ser A-1, RB
2.907%, 07/01/2022	155,000	157,595
2.765%, 01/01/2022	700,000	706,797
Illinois State Housing Development Authority, Ser A, RB
3.265%, 07/01/2022	310,000	319,762
3.049%, 07/01/2021	340,000	342,601
Illinois State Housing Development Authority, Ser A-1, RB
2.615%, 07/01/2021	440,000	442,737
Illinois State Housing Development Authority, Ser A, RB
2.625%, 03/01/2048	1,750,229	1,791,132
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	982,524	956,448
Illinois State Housing Development Authority, Sub-Ser, RB
Callable 03/30/2021 @ 100
0.030%, 02/01/2038 (f)	10,775,000	10,775,000
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	1,740,000	1,804,241
		17,296,313

Iowa - 0.12%
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	690,000	712,025
2.050%, 06/01/2024	845,000	872,877
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	235,000	242,501
2.050%, 06/01/2024	575,000	593,969
Hawkeye Community College, Ser 1, GO
Callable 04/30/2021 @ 100
2.600%, 06/01/2022	245,000	245,345

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Iowa State Finance Authority, RB
Callable 01/01/2022 @ 100
2.300%, 09/01/2040	$892,667	$894,836
		3,561,553

Kentucky - 0.29%
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	26,254
2.928%, 07/01/2022	335,000	344,330
2.878%, 01/01/2022	300,000	305,289
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2021 @ 100
4.268%, 01/01/2028	3,000,000	3,062,850
4.250%, 07/01/2033	355,000	361,078
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	175,931
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.860%, 01/01/2034	130,000	136,045
3.500%, 01/01/2040	1,340,000	1,402,779
3.499%, 07/01/2031	750,000	781,702
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,865,000	1,980,406
		8,576,664

Louisiana - 0.05%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	1,597,096	1,605,561

Maryland - 0.20%
Maryland State Community Development Administration, Ser E, RB
3.346%, 03/01/2023	705,000	741,674
Maryland State Community Development Administration, Ser A, RB
Callable 03/01/2022 @ 100
4.000%, 09/01/2025	1,040,000	1,052,761
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	200,000	203,776
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	1,910,000	1,984,967
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2026 @ 100
4.416%, 09/01/2037	335,000	366,443
Maryland State Community Development Administration, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,233,382	1,324,221
Montgomery County, RB
Callable 05/01/2021 @ 100
4.600%, 05/01/2026	200,000	201,120
		5,874,962

Massachusetts - 0.60%
Massachusetts State Housing Finance Agency, RB
3.350%, 12/01/2023	430,000	457,107
3.300%, 06/01/2023	225,000	237,013
3.250%, 12/01/2022	240,000	250,183
3.200%, 06/01/2022	300,000	309,198
3.050%, 12/01/2021	420,000	427,501

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Massachusetts State Housing Finance Agency, RB
4.500%, 04/15/2054	$3,778,622	$3,934,453
3.450%, 12/01/2023	190,000	202,491
3.400%, 06/01/2023	180,000	190,010
3.350%, 12/01/2022	95,000	99,195
3.300%, 06/01/2022	180,000	185,742
3.220%, 12/01/2021	215,000	219,113
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	265,990
2.950%, 06/01/2025	250,000	265,472
2.900%, 12/01/2024	250,000	265,167
2.800%, 06/01/2024	275,000	290,229
2.650%, 12/01/2023	250,000	261,865
2.550%, 06/01/2023	355,000	369,175
2.450%, 12/01/2022	250,000	257,807
2.250%, 12/01/2021	250,000	253,335
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/01/2022 @ 100
4.711%, 12/01/2037	315,000	316,474
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,737,618
4.750%, 12/01/2045	2,870,000	3,001,274
4.550%, 12/01/2035	410,000	433,034
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	263,190
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	95,000	97,385
Massachusetts State Housing Finance Agency, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	775,000	813,362
3.530%, 12/01/2029	660,000	701,250
3.450%, 06/01/2029	300,000	318,621
		17,423,254

Michigan - 0.19%
Michigan State Housing Development Authority, Ser B, RB
3.627%, 10/01/2023	450,000	482,422
3.527%, 04/01/2023	465,000	492,240
3.376%, 10/01/2022	385,000	401,413
3.276%, 04/01/2022	450,000	463,009
3.126%, 10/01/2021	445,000	451,742
3.026%, 04/01/2021	435,000	435,905
1.670%, 12/01/2024	160,000	163,410
1.620%, 06/01/2024	165,000	168,472
1.398%, 12/01/2023	150,000	152,280
1.298%, 06/01/2023	100,000	101,231
1.196%, 12/01/2022	100,000	100,913
1.096%, 06/01/2022	100,000	100,584
1.046%, 12/01/2021	100,000	100,355
0.946%, 06/01/2021	125,000	125,131
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.327%, 10/01/2029	335,000	359,820
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2025 @ 100
3.736%, 10/01/2033	1,380,000	1,455,652
		5,554,579

Minnesota - 0.05%
Minnesota State Housing Finance Agency, Ser C, RB
3.042%, 01/01/2024	390,000	402,254
2.992%, 07/01/2023	120,000	125,762
2.942%, 01/01/2023	235,000	244,106
2.897%, 07/01/2022	205,000	210,873
2.847%, 01/01/2022	215,000	218,898

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Minnesota State Housing Finance Agency, Ser N, RB
Callable 04/30/2021 @ 100
5.760%, 01/01/2037	$10,000	$10,035
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	267,894	274,353
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	55,000	56,575
		1,542,856

Mississippi - 0.03%
Mississippi State Home Corp., RB
Callable 06/01/2023 @ 100
3.050%, 12/01/2034	820,864	844,817

Nebraska - 0.12%
Nebraska State Investment Finance Authority, Ser B, AMT, RB
Callable 03/30/2021 @ 100
0.060%, 03/01/2048 (f),(g)	3,400,000	3,400,000

New Hampshire - 0.04%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/01/2023 @ 100
3.750%, 07/01/2034	235,000	239,933
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	230,000	235,347
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	570,000	591,227
		1,066,507

New Jersey - 1.10%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	475,000	514,672
3.900%, 05/01/2023	460,000	490,990
3.800%, 11/01/2022	450,000	473,152
3.650%, 05/01/2022	430,000	444,874
3.550%, 11/01/2021	425,000	433,279
3.450%, 05/01/2021	405,000	406,899
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	630,904
3.550%, 05/01/2025	1,100,000	1,208,361
3.500%, 11/01/2024	535,000	584,017
3.450%, 05/01/2024	1,035,000	1,119,052
3.368%, 11/01/2025	450,000	491,211
3.350%, 05/01/2023	980,000	1,034,478
3.250%, 05/01/2022	200,000	205,992
3.228%, 11/01/2024	360,000	388,116
3.200%, 11/01/2021	415,000	422,126
3.150%, 05/01/2021	425,000	426,785
2.928%, 11/01/2023	365,000	385,195
2.740%, 11/01/2022	300,000	310,185
2.490%, 11/01/2021	430,000	435,362
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
3.566%, 11/01/2021	70,000	71,371
3.422%, 05/01/2023	2,850,000	3,019,176
3.033%, 05/01/2022	1,000,000	1,028,630
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
Callable 11/01/2021 @ 100
5.086%, 11/01/2043	4,785,000	4,886,394
4.886%, 11/01/2032	1,435,000	1,466,728
4.566%, 11/01/2027	900,000	920,628

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
3.716%, 11/01/2022	$125,000	$127,505
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,721,425
4.200%, 11/01/2024	505,000	548,910
4.100%, 05/01/2024	485,000	527,326
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	472,736
4.625%, 11/01/2036	335,000	368,641
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	382,657
4.868%, 11/01/2047	1,300,000	1,432,496
4.698%, 11/01/2037	500,000	551,725
4.218%, 11/01/2032	1,355,000	1,483,413
3.718%, 11/01/2028	285,000	309,382
3.618%, 11/01/2027	695,000	756,000
3.568%, 11/01/2026	435,000	476,412
		31,957,205

New Mexico - 0.12%
New Mexico State Mortgage Finance Authority, RB
Callable 06/01/2023 @ 100
2.230%, 10/01/2034	444,181	445,953
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	2,930,000	2,982,945
		3,428,898

New York - 4.91%
New York City Housing Development Corp., Ser D-1, RB
2.710%, 11/01/2021	2,805,000	2,833,920
New York City Housing Development Corp., RB
2.150%, 02/01/2029	550,000	556,435
2.100%, 08/01/2028	540,000	552,161
2.000%, 02/01/2028	450,000	458,523
1.750%, 08/01/2027	775,000	782,649
1.700%, 02/01/2027	760,000	768,755
1.600%, 08/01/2026	500,000	507,750
1.550%, 02/01/2026	480,000	488,122
1.300%, 08/01/2025	310,000	313,593
1.250%, 02/01/2025	365,000	370,092
New York City Housing Development Corp., RB
3.899%, 11/01/2026	3,295,000	3,751,028
3.750%, 11/01/2024	3,050,000	3,395,351
3.453%, 11/01/2022	570,000	599,663
2.468%, 11/01/2024	135,000	144,026
2.368%, 05/01/2024	500,000	529,070
2.316%, 05/01/2023	1,820,000	1,896,877
2.280%, 11/01/2022	3,000,000	3,097,770
2.230%, 05/01/2022	475,000	485,692
2.144%, 11/01/2022	100,000	103,034
2.044%, 05/01/2022	500,000	510,175
1.931%, 11/01/2021	615,000	621,796
1.831%, 05/01/2021	1,830,000	1,834,758
1.677%, 11/01/2028	800,000	792,800
1.577%, 05/01/2028	500,000	495,445
1.477%, 11/01/2027	300,000	297,123
1.377%, 05/01/2027	200,000	198,068
1.123%, 11/01/2026	250,000	247,798
1.023%, 05/01/2026	245,000	242,984
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	836,464
3.364%, 05/01/2025	535,000	587,104
3.290%, 11/01/2024	1,065,000	1,167,868
3.190%, 05/01/2024	535,000	579,886
3.178%, 05/01/2024	1,070,000	1,159,366
3.121%, 05/01/2023	4,000,000	4,238,320

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
3.028%, 11/01/2023	$500,000	$534,460
3.021%, 05/01/2022	255,000	263,081
3.021%, 11/01/2022	3,000,000	3,134,640
2.990%, 11/01/2023	270,000	288,336
2.978%, 05/01/2023	1,245,000	1,315,342
2.890%, 05/01/2023	450,000	474,570
2.880%, 11/01/2021	180,000	183,121
2.838%, 11/01/2022	1,000,000	1,041,840
2.810%, 11/01/2022	300,000	312,414
2.738%, 05/01/2022	710,000	730,164
2.710%, 05/01/2022	250,000	257,020
2.638%, 11/01/2021	750,000	761,797
2.560%, 11/01/2021	500,000	507,610
2.460%, 05/01/2021	500,000	501,815
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	783,062
2.478%, 05/01/2025	745,000	790,646
2.320%, 11/01/2024	1,130,000	1,199,506
2.270%, 05/01/2024	1,260,000	1,329,376
2.120%, 05/01/2023	590,000	612,432
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	653,101
1.874%, 11/01/2027	945,000	959,525
1.844%, 05/01/2027	1,450,000	1,475,651
1.744%, 11/01/2026	280,000	285,919
1.694%, 05/01/2026	380,000	388,447
1.448%, 11/01/2025	375,000	381,128
New York City Housing Development Corp., RB
3.078%, 08/01/2025	250,000	272,055
3.028%, 02/01/2025	350,000	378,766
2.954%, 08/01/2024	150,000	162,100
2.854%, 02/01/2024	150,000	160,353
2.704%, 08/01/2023	280,000	295,579
2.604%, 02/01/2023	300,000	312,996
2.570%, 08/01/2022	370,000	381,829
2.470%, 02/01/2022	320,000	326,394
New York City Housing Development Corp., RB
2.361%, 02/01/2028	750,000	781,815
2.233%, 08/01/2027	2,050,000	2,130,462
2.183%, 02/01/2027	1,590,000	1,651,692
2.083%, 02/01/2026	660,000	687,931
1.980%, 08/01/2025	865,000	900,370
1.930%, 02/01/2025	600,000	624,030
New York City Housing Development Corp., Ser B, RB
3.050%, 05/01/2021	1,635,000	1,642,521
New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,662,235
3.110%, 05/01/2023	1,525,000	1,615,493
3.050%, 11/01/2022	705,000	736,979
2.950%, 05/01/2022	1,610,000	1,659,685
New York City Housing Development Corp., Ser E, RB
2.770%, 11/01/2021	1,295,000	1,308,507
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	995,000	1,075,127
3.363%, 05/01/2023	2,150,000	2,289,298
3.263%, 11/01/2022	1,500,000	1,573,335
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	8,001,538	8,112,920
New York City Housing Development Corp., Ser E, RB
Callable 11/01/2021 @ 100
3.700%, 11/01/2025	325,000	330,652
New York City Housing Development Corp., Ser I, RB
Callable 11/01/2021 @ 100
3.609%, 11/01/2027	240,000	243,504
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	1,053,596
3.310%, 11/01/2024	1,610,000	1,724,262
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	802,710
3.278%, 05/01/2025	1,060,000	1,136,945

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
3.228%, 11/01/2024	$725,000	$784,160
New York City Housing Development Corp., RB
Callable 08/01/2025 @ 100
3.478%, 08/01/2029	735,000	782,966
3.428%, 02/01/2029	400,000	426,064
3.378%, 08/01/2028	525,000	560,096
3.328%, 02/01/2028	300,000	320,325
3.278%, 08/01/2027	425,000	455,213
3.228%, 02/01/2027	400,000	429,268
3.178%, 08/01/2026	325,000	350,941
3.128%, 02/01/2026	475,000	514,297
New York City Housing Development Corp., RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	1,056,660
2.768%, 11/01/2026	1,000,000	1,063,270
2.618%, 05/01/2026	500,000	530,845
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	756,651
3.714%, 11/01/2028	395,000	430,025
3.614%, 11/01/2027	1,110,000	1,212,997
3.564%, 11/01/2026	505,000	557,747
3.514%, 05/01/2026	1,025,000	1,135,362
New York City Housing Development Corp., RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	1,000,000	1,030,900
2.511%, 08/01/2029	1,240,000	1,277,522
2.461%, 02/01/2029	2,195,000	2,260,938
2.411%, 08/01/2028	1,000,000	1,041,110
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	778,624
2.238%, 05/01/2030	770,000	777,277
2.188%, 11/01/2029	455,000	458,886
2.138%, 05/01/2029	1,220,000	1,229,833
2.098%, 11/01/2028	1,225,000	1,248,973
New York City Housing Development Corp., RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	897,275
2.250%, 02/01/2030	865,000	876,011
2.200%, 08/01/2029	850,000	860,183
New York City Housing Development Corp., RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,950,383
2.003%, 05/01/2030	3,175,000	3,155,315
1.953%, 11/01/2029	1,800,000	1,787,184
1.903%, 05/01/2029	1,225,000	1,214,980
New York State Energy Research & Development Authority, Ser A, RB
2.986%, 07/01/2021	935,000	943,181
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 04/30/2021 @ 100
5.050%, 08/15/2039 (g)	1,165,000	1,167,190
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 04/30/2021 @ 100
4.900%, 08/15/2025 (g)	135,000	135,401
New York State Mortgage Agency, RB
2.180%, 10/01/2029	540,000	535,993
2.180%, 10/01/2029	485,000	481,401
2.080%, 10/01/2028	760,000	758,153
2.080%, 10/01/2028	960,000	957,667
1.816%, 10/01/2027	725,000	721,462
1.816%, 10/01/2027	565,000	562,243
1.666%, 10/01/2026	420,000	421,189
1.666%, 10/01/2026	920,000	922,604
1.316%, 10/01/2025	490,000	490,485
1.316%, 10/01/2025	265,000	265,262
1.136%, 10/01/2024	700,000	700,119

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
1.136%, 10/01/2024	$370,000	$370,063
0.894%, 10/01/2023	345,000	345,428
0.894%, 10/01/2023	120,000	120,150
New York State Mortgage Agency, Ser 53, RB
3.069%, 04/01/2023	490,000	511,585
New York State Mortgage Agency, Ser 171, RB
Callable 10/01/2021 @ 100
3.400%, 10/01/2022	1,815,000	1,844,839
New York State Mortgage Agency, Ser 172, RB
Callable 10/01/2021 @ 100
3.503%, 04/01/2022	100,000	101,716
New York State Mortgage Agency, Ser 175, RB
Callable 04/01/2022 @ 100
4.116%, 04/01/2028	1,460,000	1,499,435
3.869%, 10/01/2025	4,355,000	4,480,206
New York State Mortgage Agency, RB
Callable 04/01/2029 @ 100
3.000%, 10/01/2033	335,000	339,131
New York State Mortgage Agency, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	494,770
2.280%, 10/01/2030	130,000	128,651
		143,154,215

North Carolina - 0.07%
North Carolina State Housing Finance Agency, Ser 33, RB
Callable 01/01/2022 @ 100
4.013%, 01/01/2026	50,000	51,162
3.413%, 07/01/2022	245,000	250,640
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	1,830,000	1,875,768
		2,177,570

Ohio - 0.14%
Ohio State Housing Finance Agency, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	319,612	329,232
2.900%, 09/01/2037	3,691,786	3,780,648
		4,109,880

Oregon - 0.03%
Oregon State, Ser B, GO
3.088%, 05/01/2023	370,000	392,607
2.873%, 05/01/2021	320,000	321,443
Oregon State, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	227,353
		941,403

Pennsylvania - 0.32%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	225,000	247,309
5.410%, 06/01/2022	500,000	527,865
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	522,830
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,967,758
1.916%, 06/01/2023	475,000	484,490
1.826%, 06/01/2022	305,000	308,474
1.756%, 06/01/2021	240,000	240,581
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,851,619
2.150%, 10/01/2024	2,000,000	2,093,620
		9,244,546

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Rhode Island - 0.23%
Rhode Island Housing and Mortgage Finance Corp., Ser 2-T, RB
1.696%, 10/01/2027	$100,000	$99,132
1.646%, 04/01/2027	175,000	174,281
1.179%, 10/01/2025	275,000	273,532
1.129%, 04/01/2025	245,000	244,824
1.029%, 10/01/2024	150,000	150,360
0.979%, 04/01/2024	115,000	115,565
Rhode Island State Housing & Mortgage Finance Corp., Ser T, RB
3.439%, 10/01/2026	510,000	560,281
3.389%, 04/01/2026	505,000	552,834
3.269%, 10/01/2025	490,000	532,846
3.169%, 04/01/2025	385,000	415,989
3.128%, 10/01/2024	245,000	263,645
3.028%, 04/01/2024	200,000	213,424
2.928%, 10/01/2023	110,000	116,285
2.699%, 10/01/2022	245,000	253,511
2.599%, 04/01/2022	335,000	342,869
2.449%, 10/01/2021	125,000	126,529
2.349%, 04/01/2021	215,000	215,359
Rhode Island State Housing & Mortgage Finance Corp., RB
2.700%, 10/01/2028	145,000	151,964
2.600%, 10/01/2027	145,000	151,843
2.500%, 10/01/2026	70,000	73,400
2.400%, 10/01/2025	130,000	136,352
2.200%, 10/01/2023	115,000	119,433
2.000%, 10/01/2022	115,000	117,730
Rhode Island State Housing & Mortgage Finance Corp., Ser T, RB
Callable 04/01/2021 @ 100
3.768%, 10/01/2027	565,000	582,012
Rhode Island State Housing & Mortgage Finance Corp., Ser T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	520,000	568,786
Rhode Island State Housing & Mortgage Finance Corp., RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	99,572
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	40,000	42,670
		6,695,028

South Dakota - 0.03%
South Dakota State Housing Development Authority, Ser 1, RB
2.244%, 11/01/2022	25,000	25,631
South Dakota State Housing Development Authority, Ser A, RB
Callable 11/01/2025 @ 100
3.800%, 05/01/2031	210,000	213,463
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	585,000	608,189
		847,283

Tennessee - 0.56%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	350,000	358,960
2.190%, 01/01/2029	1,345,000	1,377,132
2.120%, 07/01/2028	300,000	307,101
1.961%, 07/01/2027	750,000	766,583
1.911%, 01/01/2027	300,000	306,879
1.861%, 07/01/2026	530,000	543,764
1.811%, 01/01/2026	500,000	513,225
1.720%, 07/01/2025	550,000	564,586
Tennessee State Housing Development Agency, RB
2.358%, 07/01/2029	2,550,000	2,638,409
2.308%, 01/01/2029	1,250,000	1,290,588

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Tennessee State Housing Development Agency, RB
Callable 01/01/2026 @ 100
3.500%, 07/01/2031	$230,000	$234,805
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
2.290%, 01/01/2030	1,375,000	1,407,945
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 102
3.750%, 07/01/2050	2,470,000	2,695,239
Tennessee State Housing Development Agency, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,620,000	1,675,274
2.408%, 01/01/2030	1,585,000	1,627,430
		16,307,920

Texas - 0.15%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	949,371
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	554,425
Texas State Affordable Housing Corp., Ser A, RB
Callable 03/01/2023 @ 100
2.700%, 09/01/2041	2,200,000	2,090,396
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	10,000	10,323
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	390,050	402,473
Texas State Woman's University, Ser B, RB
2.358%, 07/01/2021	290,000	290,972
		4,297,960

Utah - 0.41%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	1,005,000	1,036,065
2.850%, 01/01/2029	1,175,000	1,211,578
2.800%, 07/01/2028	1,065,000	1,098,920
2.750%, 01/01/2028	1,180,000	1,219,719
2.700%, 07/01/2027	2,100,000	2,175,222
2.650%, 01/01/2027	1,585,000	1,645,056
Utah State Housing Corp., Ser E, RB
Callable 01/01/2023 @ 100
2.200%, 07/01/2041	685,000	685,610
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	877,000	897,934
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,720,000	1,835,601
		11,805,705

Virginia - 0.39%
Fairfax County Economic Development Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.380%, 10/01/2033	500,000	539,895
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	337,049	355,934
Virginia State Housing Development Authority, Ser B, RB
5.500%, 06/25/2034	934,269	940,482
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	116,253	121,441
3.100%, 06/25/2041	4,551,913	4,737,449
2.950%, 10/25/2049	1,991,474	2,060,936
Virginia State Housing Development Authority, Ser D, RB
Callable 04/01/2022 @ 100
3.568%, 10/01/2026	2,000,000	2,060,720

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount	Value
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	$500,000	$535,870
		11,352,727

Washington - 0.12%
King County Housing Authority, RB
Callable 05/17/2021 @ 100
6.375%, 12/31/2046	3,520,000	3,558,262

West Virginia - 0.02%
West Virginia State Housing Development Fund, Ser A, RB
2.300%, 11/01/2021	500,000	505,475

TOTAL MUNICIPAL BONDS (Cost $378,173,340)		390,880,541

CORPORATE BONDS - 11.70%
Alphabet
1.10%, 08/15/2030	2,875,000	2,700,068
Andrew W Mellon Foundation
0.95%, 08/01/2027	12,238,000	12,035,637
Apple
3.00%, 06/20/2027	19,497,000	21,420,449
Bank of America Corp.
0.98%, VAR United States Secured Overnight Financing Rate+0.910%, 09/25/2025	33,381,000	33,520,435
1.49%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	28,299,000	28,914,809
2.46%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	13,288,000	14,035,461
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	45,941,000	46,245,481
Bank of America NA
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,761,829
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,836,387
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,445,180
Century Housing Corp.
0.40%, 02/15/2022	5,000,000	4,982,118
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	2,031,486
ERP Operating
4.15%, 12/01/2028 (h)	1,000,000	1,147,099
Howard University
1.99%, 10/01/2025	1,000,000	1,001,180
JPMorgan Chase
0.56%, VAR United States Secured Overnight Financing Rate+0.420%, 02/16/2025	43,986,000	43,841,392
0.65%, VAR United States Secured Overnight Financing Rate+0.600%, 09/16/2024	28,618,000	28,780,841
Local Initiatives Support Corp.
1.00%, 11/15/2025	5,000,000	4,924,250
3.01%, 03/01/2022	2,760,000	2,815,480
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (e)	13,923,000	13,829,645
MidAmerican Energy
3.65%, 04/15/2029	2,559,000	2,926,800
Prologis
1.25%, 10/15/2030 (h)	11,716,000	10,975,617
Prudential Financial
1.50%, 03/10/2026	13,838,000	14,118,468
Reinvestment Fund
3.38%, 02/15/2022	425,000	428,877
3.48%, 02/15/2023	2,475,000	2,519,340
3.70%, 02/15/2025	150,000	153,233
Salvation Army
5.64%, 09/01/2026	3,475,000	4,222,536
Truist Financial Corp.
1.27%, VAR United States Secured Overnight Financing Rate+0.609%, 03/02/2027	7,420,000	7,431,552
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.70%, 02/01/2023	825,000	826,572
0.92%, 02/01/2024	1,010,000	1,009,629

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

	Principal
	Amount/ Shares	Value
USAA Capital Corp.
1.50%, 05/01/2023 (e)	$4,500,000	$4,612,014
2.13%, 05/01/2030 (e)	5,846,000	5,925,447
Visa
0.75%, 08/15/2027	7,609,000	7,367,393
TOTAL CORPORATE BONDS (Cost $339,174,143)		340,786,705

ASSET-BACKED SECURITIES - 3.20%
Dividend Solar Loans
3.67%, 08/22/2039 (e)	5,565,974	5,852,267
FREED Trust
0.66%, 03/20/2028 (e)	6,000,000	6,002,862
2.40%, 09/20/2027 (e)	3,276,456	3,295,585
2.52%, 03/18/2027 (e)	10,113,291	10,197,742
2.62%, 11/18/2026 (e)	3,461,839	3,479,266
Helios Issuer
2.98%, 06/20/2047 (e)	3,138,085	3,229,644
Invitation Homes Trust
1.03%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (e)	3,001,219	3,011,489
Loanpal Solar Loan
2.29%, 01/20/2048 (e)	3,830,000	3,861,054
2.47%, 12/20/2047 (e)	2,980,237	3,022,231
Mill City Solar Loan
3.69%, 07/20/2043 (e)	2,071,547	2,168,947
4.34%, 03/20/2043 (e)	2,940,387	3,148,569
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (e)	4,319,939	4,237,900
2.10%, 04/20/2046 (e)	1,872,888	1,902,720
3.82%, 06/22/2043 (e)	5,647,088	6,073,982
4.01%, 06/22/2043 (e)	3,694,943	4,014,016
4.20%, 02/22/2044 (e)	4,021,294	4,293,490
Sunnova Helios II
1.80%, 02/20/2048 (e)	2,800,000	2,797,822
TES
4.33%, 10/20/2047 (e)	4,159,389	4,327,123
Tesla Auto Lease Trust
2.16%, 10/20/2022 (e)	13,976,000	14,257,361
3.71%, 08/20/2021 (e)	2,075,388	2,086,613
4.12%, 10/20/2021 (e)	2,000,000	2,024,642
TOTAL ASSET-BACKED SECURITIES (Cost $91,645,211)		93,285,325

BANK DEPOSIT PROGRAMS - 2.27%
CNOTE GROUP, Inc. Promise Account
0.40%, 06/01/2022	1,000,000	1,000,000
TriState Capital
0.28%, 11/01/2021	65,163,688	65,163,688
TOTAL BANK DEPOSIT PROGRAMS (Cost $66,163,688)		66,163,688

SHORT-TERM INVESTMENT - 7.80%
Money Market Fund - 7.80%
First American Government Obligations Fund, Class X, 0.03%, (i)	227,357,365	227,357,365
TOTAL SHORT-TERM INVESTMENT (Cost $227,357,365)		227,357,365

Total Investments (Cost $2,990,744,094) - 104.34%		$3,040,569,607
Liabilities in Excess of Other Assets, Net - (4.34)%		(126,516,773)
NET ASSETS - 100.00%		$2,914,052,834

‡	Effective March 1, 2021, the name of the Fund changed from The Community Reinvestment Act Qualified Investment Fund to the CCM Community Impact Bond Fund.
(a)	Level 3 security in accordance with fair value hierarchy.
(b)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2021 is $68,356,369, which represents 2.35% of total net assets.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2021, these securities amounted to $120,817,811, which represents 4.15% of total net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(g)	Security is subject to Alternative Minimum Tax.
(h)	REIT - Real Estate Investment Trust
(i)	The rate shown is the 7-day effective yield as of February 28, 2021.

AMT — Alternative Minimum Tax

Cl — Class

DN — Discount Note

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHMS — Federal Housing Offered Guaranteed Certificates Series

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at February 28, 2021:
Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,853,739,614	$68,356,369		$1,922,095,983
Municipal Bonds	—	390,880,541	—		390,880,541
Corporate Bonds	—	340,786,705	—		340,786,705
Asset-Backed Securities	—	93,285,325	—		93,285,325
Bank Deposit Programs	—	66,163,688	—		66,163,688
Short-Term Investment	227,357,365	—	—		227,357,365
Total Investments in Securities	$227,357,365	$2,744,855,873	$68,356,369	*	$3,040,569,607

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2020	$27,740,788
Accrued discounts/premiums	(3,952)
Realized gain/(loss)	(17,408)
Change in unrealized appreciation/(depreciation)	(475,964)
Purchases	45,988,320
Sales	(157,162)
Amortization Sold	(3,562)
Transfers into Level 3	2,619,760
Transfers out of Level 3	(7,334,451)
Ending balance as of February 28, 2021	$68,356,369
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$—

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2020	$1,829,688
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	20,453
Purchases	—
Sales	(1,850,141)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2021	$—
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$20,453

For the period ended February 28, 2021, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

CCM Community Impact Bond Fund‡

Schedule of Investments February 28, 2021 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2021	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$9,340,436	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 6.5-7.5 (7.0) Years. The remaining FHA Securities have a lockout range 1.17 - 3.8 (2.5) Years.
			Average Life Years	0.22-3.86 (2.02) Years
			Spread to Benchmark	N+255 - N+526 (N+374)
			Variance to Dealer Average	0.00% - 1.18% (0.30%)
U.S. Government & Agency Obligations - FHMS Multifamily	$20,512,000	Matrix Pricing	Structure	Fixed Coupon / Pass Thru
			Average Life Years	6.15 Years
			Spread to Benchmark	N+11
U.S. Government & Agency Obligations - FNMA Multifamily	$20,525,570	Matrix Pricing	Structure	Three are SOFR with 5YR IO, the other is 10/9.5 - 3YR IO
			Average Life Years	6.19 - 7.50 (7.17) Years
			Spread to Benchmark	N-90 - N+18 (N-63)
			Variance to Dealer Average	0.00% - 0.03% (0.01%)
U.S. Government & Agency Obligations - GNMA Multifamily (REMIC)	$17,475,327	Matrix Pricing	Structure	Sequential / Pass Thru
			Average Life Years	4.90 - 5.16 (4.99) Years
			Spread to Benchmark	N+60 - N+67 (N+62)
			Variance to Dealer Average	0.00% - 0.02% (0.00%)
U.S. Government & Agency Obligations - Small Business Administration	$25,899	Matrix Pricing	Structure	Fixed Coupon
			Average Life Years	3.19 Years
			Spread to Benchmark	N+265
			Variance to Dealer Average	3rd Party Pricing
U.S. Government & Agency Obligations – USDA Loans	$477,137	Matrix Pricing	Structure	Fixed Coupon
			Average Life Years	1.68 Years
			Spread to Benchmark	N+80
			Variance to Dealer Average	3rd Party Pricing

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2021, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments February 28, 2021 (unaudited)

	Shares/ Principal Amount	Value
COMMON STOCK - 26.35%
Energy - 13.76%
Crestwood Equity Partners (a) (b)	82,000	$1,799,900
Enviva Partners (b)	26,852	1,423,961
		3,223,861

Financials - 5.60%
Annaly Capital Management (c)	25,000	207,750
Fidelity National Financial (a)	8,000	306,240
Starwood Property Trust (a) (c)	35,000	799,050
		1,313,040

Real Estate - 6.99%
Independence Realty Trust (c)	80,000	1,123,200
WP Carey (c)	7,500	514,050
		1,637,250

TOTAL COMMON STOCK
(Cost $4,258,428)		6,174,151

MUNICIPAL BONDS - 26.06%
California - 3.61%
Central Valley Support Joint Powers Agency, Ser D, RB
6.076%, 09/01/2029	$150,000	186,177
Rancho Cucamonga Redevelopment Successor Agency, Ser B, TA, NATL
6.262%, 09/01/2031	260,000	325,863
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	250,000	333,985
		846,025

Florida - 3.29%
Miami-Dade County, RB, AGM
7.500%, 04/01/2040	500,000	771,370

Georgia - 2.05%
Atlanta Development Authority, RB
5.350%, 01/01/2035	400,000	481,368

Illinois - 2.11%
Bedford Park Village, Ser B, RB, AGM
Callable 12/01/2023 @ 100
6.570%, 12/01/2030	445,000	493,701

Maryland - 3.30%
Baltimore, TA
5.375%, 09/01/2025	230,000	242,211
Baltimore, TA
Callable 09/01/2025 @ 100
5.375%, 09/01/2030	500,000	529,940
		772,151

CCM Alternative Income Fund

Schedule of Investments February 28, 2021 (unaudited)

	Principal Amount/ Shares	Value
MUNICIPAL BONDS — continued
Nevada - 4.38%
Washoe County, RB
7.969%, 02/01/2040	$675,000	$1,026,925

New Jersey - 2.43%
New Jersey State Economic Development Authority, Ser A2, RB, AGC
6.310%, 07/01/2026	495,000	569,443

Oklahoma - 0.52%
Oklahoma State Development Finance Authority, RB
Pre-Refunded @ 100
5.650%, 06/01/2021	120,000	121,615

Texas - 3.49%
Austin Texas Rental Car Special Facility Revenue, RB, AGM-CR
Pre-Refunded @ 100
5.750%, 11/15/2022	750,000	817,522

Washington - 0.88%
King County Housing Authority, RB
Callable 05/17/2021 @ 100
6.375%, 12/31/2046	205,000	207,228

TOTAL MUNICIPAL BONDS
(Cost $5,493,484)		6,107,348

PREFERRED STOCK - 25.94%
Consumer Discretionary - 3.16%
Qurate Retail, 03/15/2031	7,500	739,650

Energy - 7.10%
Crestwood Equity Partners (b) (d)	212,000	1,664,200

Financials - 15.68%
AG Mortgage Investment Trust, VAR ICE LIBOR USD 3 Month+6.476% (c) (d)	18,000	390,600
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.332% (c) (d)	33,000	824,670
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.697% (c) (d)	28,000	655,480
Capstead Mortgage Corp. (c) (d)	16,000	400,800
Dynex Capital, VAR ICE LIBOR USD 3 Month+5.461% (c) (d)	3,000	75,780
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.011% (c) (d)	56,000	1,327,200
		3,674,530
TOTAL PREFERRED STOCK
(Cost $5,499,360)		6,078,380

CCM Alternative Income Fund

Schedule of Investments February 28, 2021 (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.28%
FGLMC Single Family - 0.02%
Pool FHR 2106 S, 7.94%, VAR ICE LIBOR USD 1 Month+8.050%, 12/15/2028	$24,694	$4,039

FHA Project Loans - 8.99%
Pool Robin Ridge, 5.75%, 01/01/2035 (e) (f)	96,562	96,371
Pool 023-98146, 6.51%, 07/01/2047 (e) (f)	1,772,123	1,844,606
Pool A35272, 6.95%, 11/01/2025 (e) (f)	165,027	165,017
		2,105,994

GNMA Multifamily - 1.95%
Pool 699710, 5.43%, 07/15/2044	376,133	376,106
Pool 2010-68, 6.47%, VAR ICE LIBOR USD 1 Month+6.580%, 06/20/2040	388,067	80,435
		456,541

Small Business Administration - 0.09%
Pool 2008-20C, 5.49%, 03/01/2028	18,942	20,459

USDA Loan - 7.23%
Pool Ryze, 5.25%, 06/25/2038	734,580	844,767
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (e) (f)	778,083	850,211
		1,694,978
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,316,559)		4,282,011

CORPORATE BONDS - 9.13%
Corporate Bond - 9.13%
Century Housing Corp.
4.00%, 11/01/2021	500,000	506,610
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029	250,000	264,801
MetLife
9.25%, 04/08/2038 (g)	750,000	1,134,800
Salvation Army
5.68%, 09/01/2031	100,000	127,513
YMCA of Greater New York
4.27%, 08/01/2024	100,000	105,585

TOTAL CORPORATE BONDS
(Cost $1,954,545)		2,139,309

ASSET-BACKED SECURITIES - 7.81%
Aura
6.45%, 03/31/2023 (e) (f)	60,725	60,373
6.50%, 01/31/2023 (e) (f)	121,137	120,293
Dividend Solar Loans
3.67%, 08/22/2039 (g)	344,209	361,913
FREED Trust
3.87%, 06/18/2026 (g)	203,827	206,342
HSI Asset Securitization Corp Trust
0.89%, VAR ICE LIBOR USD 1 Month+0.780%, 11/25/2035	172,061	170,846
Mill City Solar Loan
4.34%, 03/20/2043 (g)	408,816	437,761
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (g)	74,206	79,816
4.01%, 06/22/2043 (g)	82,538	89,665

CCM Alternative Income Fund

Schedule of Investments February 28, 2021 (unaudited)

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES — continued
TES
4.33%, 10/20/2047 (g)	$291,635	$303,396

TOTAL ASSET-BACKED SECURITIES
(Cost $1,701,080)		1,830,405

CLOSED-END FUND - 1.89%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	50,000	443,000

TOTAL CLOSED-END FUND
(Cost $373,902)		443,000

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION - 1.52%
FNMA Multifamily - 1.52%
Pool 464296, 5.86%, 01/01/2028 (h)	313,521	356,697
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
(Cost $312,855)		356,697

SHORT-TERM INVESTMENT - 4.09%
Money Market Fund - 4.09%
First American Government Obligations Fund, Cl Z, 0.03%, (i)	958,332	958,332
TOTAL SHORT-TERM INVESTMENT
(Cost $958,332)		958,332

Total Investments (Cost $24,868,545) - 121.07%		$28,369,633
Liabilities in Excess of Other Assets, Net - (21.07)%		(4,937,080)
NET ASSETS - 100.00%		$23,432,553

	Shares	Value
COMMON STOCK SOLD SHORT - (0.72)%
Consumer Staples - (0.72)%
Walmart	(1,300)	$(168,896)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $180,491)		(168,896)

Total Securities Sold Short
(Proceeds $180,491)		$(168,896)

	Contracts	Value
PURCHASED OPTIONS - 2.48% (j) (k)

TOTAL PURCHASED OPTIONS
(Cost $621,372)	2,809	$581,857
WRITTEN OPTIONS - (0.19)% (j) (k)

TOTAL WRITTEN OPTIONS
(Premiums Received $51,074)	(1,276)	$(45,693)

CCM Alternative Income Fund

Schedule of Investments February 28, 2021 (unaudited)

A list of the open futures contracts held by the Fund February 28, 2021, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Index E-MINI	(8)	Mar-2021	$(767,860)	$(879,680)	$(111,820)
S&P 500 Index E-MINI	(3)	Mar-2021	(549,090)	(571,380)	(22,290)
U.S. 10-Year Interest Rate Swap	(9)	Mar-2021	(882,405)	(831,797)	50,608
U.S. 10-Year Treasury Note	(7)	Mar-2021	(961,072)	(936,578)	24,494
U.S. 2-Year Treasury Note	(3)	Apr-2021	(662,596)	(662,555)	41
U.S. 5-Year Interest Rate Swap	(41)	Mar-2021	(4,102,487)	(4,019,921)	82,566
U.S. 5-Year Treasury Note	(8)	Apr-2021	(1,007,735)	(995,313)	12,422
U.S. Long Treasury Bond	(7)	Mar-2021	(1,214,540)	(1,125,250)	89,290
			$(10,147,785)	$(10,022,474)	$125,311

A list of the open options contracts held by the Fund at February 28, 2021, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS (k) - 2.48%
Put Options
ARK Innovation ETF
Expires 03/20/2021, Strike Price $125.00	60	$782,160	$34,200
CoreCivic
Expires 03/20/2021, Strike Price $6.00	120	86,160	1,800
Fox Corporation
Expires 04/17/2021, Strike Price $26.00	100	333,100	2,250
Invesco QQQ Trust Series 1
Expires 03/20/2021, Strike Price $300.00	20	424,420	10,140
Expires 04/17/2021, Strike Price $290.00	15	318,315	10,125
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expires 03/20/2021, Strike Price $130.00	90	1,194,390	6,750
iShares Russell 2000 ETF
Expires 03/20/2021, Strike Price $209.00	42	916,902	16,632
Expires 03/20/2021, Strike Price $190.00	3	65,493	357
Kroger
Expires 03/20/2021, Strike Price $35.00	50	161,050	15,625
Expires 04/17/2021, Strike Price $30.00	50	161,050	3,500
Lemonade
Expires 03/20/2021, Strike Price $120.00	30	377,370	20,580
MicroStrategy Incorporated
Expires 03/20/2021, Strike Price $600.00	9	675,369	26,361
Proto Labs
Expires 03/20/2021, Strike Price $140.00	15	218,520	11,250
Robert Half International
Expires 03/20/2021, Strike Price $60.00	20	155,580	400
SPDR S&P 500 ETF Trust
Expires 03/20/2021, Strike Price $380.00	30	963,240	27,000
SPDR S&P Oil & Gas Exploration & Production ETF
Expires 03/20/2021, Strike Price $72.00	60	483,060	7,980
Stratasys
Expires 03/20/2021, Strike Price $30.00	100	344,900	17,000
Tesla
Expires 03/20/2021, Strike Price $630.00	10	675,500	27,350
Call Options
Aaron's Company
Expires 03/20/2021, Strike Price $20.00	100	219,600	25,000
American Tower Corporation
Expires 03/20/2021, Strike Price $220.00	15	324,195	6,150
Best Buy
Expires 03/20/2021, Strike Price $120.00	70	702,450	420
Bunge Limited
Expires 03/20/2021, Strike Price $75.00	25	191,450	9,150
CBOE Volatility Index
Expires 03/20/2021, Strike Price $25.00	75	209,625	30,000
Crestwood Equity Partners LP
Expires 04/17/2021, Strike Price $20.00	450	987,750	129,600
DISH Network Corporation
Expires 03/20/2021, Strike Price $35.00	50	157,550	3,050

CCM Alternative Income Fund

Schedule of Investments February 28, 2021 (unaudited)

	Contracts	Notional Amount	Value
Enterprise Products Partners LP
Expires 03/20/2021, Strike Price $22.00	200	$426,400	$8,800
Fidelity National Financial
Expires 03/20/2021, Strike Price $38.00	40	153,120	7,200
Financial Select Sector SPDR Fund
Expires 04/17/2021, Strike Price $32.00	150	484,650	19,500
iShares U.S. Real Estate ETF
Expires 03/20/2021, Strike Price $87.00	25	218,375	5,213
PROG Holdings
Expires 03/20/2021, Strike Price $55.00	110	550,000	6,875
ProShares UltraShort 20+ Year Treasury
Expires 03/20/2021, Strike Price $21.00	150	294,450	5,400
Sirius XM Holdings
Expires 03/20/2021, Strike Price $6.00	100	58,500	1,700
Starwood Property Trust
Expires 03/20/2021, Strike Price $22.50	125	285,375	12,000
Sunstone Hotel Investors
Expires 06/19/2021, Strike Price $10.00	100	132,100	35,500
U.S. Global Jets ETF
Expires 03/20/2021, Strike Price $25.00	200	522,200	37,000

TOTAL PURCHASED OPTIONS
(Cost $621,372)			$581,858
WRITTEN OPTIONS (k) - (0.19)%
Put Options
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expires 03/20/2021, Strike Price $124.00	(9)	(119,439)	(252)
Expires 03/20/2021, Strike Price $128.00	(54)	(716,634)	(2,376)
Lemonade
Expires 03/20/2021, Strike Price $100.00	(10)	(125,790)	(1,150)
MicroStrategy Incorporated
Expires 03/20/2021, Strike Price $500.00	(8)	(600,328)	(8,240)
Stratasys
Expires 03/20/2021, Strike Price $25.00	(100)	(344,900)	(5,500)
Call Options
American Tower Corporation
Expires 03/20/2021, Strike Price $250.00	(15)	(324,195)	(150)
Best Buy
Expires 03/20/2021, Strike Price $130.00	(60)	(602,100)	(1,200)
Bunge Limited
Expires 03/20/2021, Strike Price $82.50	(25)	(191,450)	(2,150)
CBOE Volatility Index
Expires 03/20/2021, Strike Price $55.00	(75)	(209,625)	(4,875)
Enterprise Products Partners
Expires 03/20/2021, Strike Price $25.00	(200)	(426,400)	(800)
Financial Select Sector SPDR Fund
Expires 03/20/2021, Strike Price $34.00	(150)	(484,650)	(3,600)
iShares U.S. Real Estate ETF
Expires 03/20/2021, Strike Price $92.00	(20)	(174,700)	(600)
ProShares UltraShort 20+ Year Treasury
Expires 03/20/2021, Strike Price $23.50	(150)	(294,450)	(2,400)
Sirius XM Holdings
Expires 03/20/2021, Strike Price $7.00	(100)	(58,500)	(500)
Sunstone Hotel Investors
Expires 06/19/2021, Strike Price $15.00	(100)	(132,100)	(5,500)
U.S. Global Jets ETF
Expires 03/20/2021, Strike Price $29.00	(200)	(522,200)	(6,400)

TOTAL WRITTEN OPTIONS
(Premiums Received $51,074)			$(45,693)

(a)	Underlying security for a written/purchased option.
(b)	Security considered to be a Master Limited Partnership. At February 28, 2021 these securities amounted to $4,888,061 or 20.86% of total net assets.
(c)	REIT - Real Estate Investment Trust
(d)	Perpetual security with no stated maturity date.
(e)	Level 3 security in accordance with fair value hierarchy.

CCM Alternative Income Fund

Schedule of Investments February 28, 2021 (unaudited)

(f)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2021 is $3,136,871, which represents13.39% of total net assets.
(g)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2021, these securities amounted to $2,613,693, which represents 11.15% of total net assets.
(h)	All or a portion of the shares have been committed as collateral for open short positions.
(i)	The rate shown is the 7-day effective yield as of February 28, 2021.
(j)	Refer to table below for details on Options Contracts.
(k)	Non-income producing security.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

Cl — Class

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL — National Public Finance Guaranty Corp.

RB — Revenue Bond

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard and Poor's Depository Receipt

TA — Tax Allocation

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at February 28, 2021:
Assets	Level 1	Level 2	Level 3		Total
Common Stock	$6,174,151	$—	$—		$6,174,151
Municipal Bonds	—	6,107,348	—		6,107,348
Preferred Stock	4,386,530	1,691,850	—		6,078,380
U.S. Government & Agency Obligations	—	1,325,806	2,956,205		4,282,011
Corporate Bonds	—	2,139,309	—		2,139,309
Asset-Backed Securities	—	1,649,739	180,666		1,830,405
Closed-End Fund	443,000	—	—		443,000
U.S. Government Mortgage-Backed Obligation	—	356,697	—		356,697
Short-Term Investment	958,332	—	—		958,332
Total Assets	$11,962,013	$13,270,749	$3,136,871	*	$28,369,633

Liabilities	Level 1	Level 2	Level 3		Total
Common Stock	$(168,896)	$—	$—		$(169,896)
Total Liabilities	$(168,896)	$—	$—		$(169,896)

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Purchased Options	$581,857	—	$—		$581,857
Written Options	(45,693)	—	—		(45,693)
Future**
Unrealized Appreciation	259,421	—	—		259,421
Unrealized Depreciation	(134,110)	—	—		(134,110)
Total Other Financial Instruments	$661,475	$—	$—		$661,475

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments February 28, 2021 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2020	$3,034,794
Accrued discounts/premiums	(1,313)
Realized gain/(loss)	(1,239)
Change in unrealized appreciation/(depreciation)	(29,003)
Purchases	—
Sales	(46,979)
Amortization Sold	(55)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2021	$2,956,205
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(29,003)

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2020	$432,465
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	16,339
Purchases	—
Sales	(268,138)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2021	$180,666
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$16,339

For the period ended February 28, 2021, there were no transfers in or out of Level 3 assets and liabilities.

CCM Alternative Income Fund

Schedule of Investments February 28, 2021 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2021	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$2,105,994	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 0.22-0.22 years. The remaining FHA Security has a lockout of 1.17 Years.
			Average Life Years	0.22-2.06 (0.84) Years
			Spread to Benchmark	N+255 - N+357 (N+289)
U.S. Government & Agency Obligations – USDA Loan	$850,211	Matrix Pricing	Structure	40 Year term with a 1 year lockout, remaining maturity term 6.5 years. No remaining prepayment penalty.
			Average Life Years	8.58 Years
			Spread to Benchmark	N+320
			Variance to Dealer Average	3rd Party Pricing
Asset-Backed Security	$180,666	Short Term	Structure	Short Term
			Average Life Years	0.08-0.16 (0.24) Years
			Spread to Benchmark	N+110 – N+170 (N+280)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2021, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.